UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2016 – September 30, 2017

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the annual shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (the “Fund” or “Funds”). The report covers the annual fiscal period ended September 30, 2017.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then information on the Funds.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
October 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

ECONOMIC AND MARKET OVERVIEW (Unaudited)
Assuming no major geopolitical or other unforeseen shocks, we expect the U.S. economy will grow by between 2.0–2.5% in real terms in 2017 and 2018, supported by a strong labor market at home, a synchronized upswing in the global economy, and favorable financial conditions. Risks to our growth outlook are to the upside if Washington delivers on promises to cut taxes. Third quarter economic data was less distorted by the recent hurricanes than expected, and rebuilding efforts should be a positive for growth heading into 2018.
The labor market is steadily tightening, as seen in the drop in the unemployment rate to a cycle low of 4.2% in September, underscoring the robust—and unsustainable—underlying trend in hiring. Leading indicators, including hiring intentions surveys, point to further declines in the unemployment rate.
Meanwhile, inflation continues to be well below the U.S. Federal Reserve’s (the “Fed”) 2% longer-run goal, with core personal consumption expenditure inflation coming in at 1.3% in September. However, inflation lags GDP growth by about six quarters; because growth has accelerated over the past year, and the dollar has depreciated, inflation will likely move closer to 2% by the second quarter of 2018.
Economic and financial conditions are supportive enough for the Fed to continue to resume a quarterly pattern of rate increases in December, and to begin balance sheet normalization this year. The Fed announced in September 2017 that it would allow a maximum of $4 billion in Agency debt and mortgage-backed securities (“MBS”) and $6 billion in Treasurys to mature on a monthly basis starting in October 2017. The monthly cap will gradually rise to reach a maximum of $20 billion for MBS and $30 billion for Treasurys.
What impact might the start of balance sheet normalization have on fixed-income markets? According to Fed research, quantitative easing (“QE”) programs depressed the 10-year Treasury term premium by approximately 100 basis points. Theoretically, unwinding QE should remove that source of downward pressure on term premiums, resulting in a commensurate rise in Treasury yields, all else being equal. A normalization of term premiums will have a modest impact if it occurs over several years. However, four years ago we saw the impact it could have on bond markets if investors price this in abruptly. During the Taper Tantrum of 2013, 10-year Treasury yields rose by 137 basis points between May and September as then-Fed Chair Ben Bernanke first spoke of the potential that the Fed would soon taper purchases of Treasurys and MBS. This caused corporate bond yields to rise as well.
While we do not expect a sharp repricing in markets, it is important to consider the combined effect of slowly rising short-term rates and term premiums on corporate bond yields. An increase in term premiums in the Treasury market will likely raise borrowing costs for investment-grade corporate issuers, in turn raising costs for high-yield bonds as well.
For the 12 months ended September 30, 2017, the Standard & Poor’s 500® (“S&P 500”) Index* returned 18.61%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 19.10%. The return of the MSCI Emerging Markets Index* was 22.46%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 0.07% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 8.88%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.66% for the 12-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions (Unaudited)
The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Management Discussion of Fund Performance (Unaudited)

Investment Objective
The Guggenheim Strategy Fund I seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2017, the return of Guggenheim Strategy Fund I was 2.24%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.63% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), corporate bonds, collateralized mortgage obligations, and cash equivalents. The level of cash equivalents at the end of the period was about 20%. Performance contributors were asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.

A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (continued)

Investment Objective
The Guggenheim Strategy Fund II seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2017, the return of Guggenheim Strategy Fund II was 2.82%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.63% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), corporate bonds, collateralized mortgage obligations, and cash equivalents. The Fund held a small holding in cash, 13%, and a small exposure to the high yield bond market. Performance contributors were asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.

A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (continued)

Investment Objective
The Guggenheim Strategy Fund III seeks a high level of income consistent with the preservation of  capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2017, the return of Guggenheim Strategy Fund III was 3.10%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.63% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), collateralized mortgage obligations, corporate bonds, and cash equivalents. The Fund held a small holding in cash, 6%, and a small exposure to the high yield bond market. Performance contributors were asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.

A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (concluded)

Investment Objective
The Guggenheim Variable Insurance Strategy Fund III seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2017, the return of Guggenheim Variable Insurance Strategy Fund III was 3.20%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.63% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), collateralized mortgage obligations, corporate bonds, and cash equivalents. The Fund held a small holding in cash, 3%, and a small exposure to the high yield bond market. Performance contributors were asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.

A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

Guggenheim Strategy Fund I

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	30.4%
Corporate Bonds	26.8%
Commercial Paper	18.8%
Foreign Government Debt	15.7%
Collateralized Mortgage Obligations	6.9%
Money Market Fund	3.1%
Other Assets & Liabilities, net	(1.7%)
Total Net Assets	100.0%

Average Annual Total Returns
Periods Ended September 30, 2017
		Since Inception
	One Year	(03/11/14)
Guggenheim Strategy Fund I	2.24%	1.55%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.63%	0.24%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Ten Largest Holdings	(% of Total Net Assets)
Tennenbaum Senior Loan Funding III LLC, 2.28%	2.5%
Great Lakes CLO Ltd., 3.15%	2.3%
Golub Capital Partners CLO Ltd., 3.21%	2.1%
Venture XVI CLO Ltd., 2.42%	2.0%
TICP CLO II Ltd., 2.47%	2.0%
Flagship CLO, 2.55%	1.9%
Bemis Company, Inc., 1.35%	1.6%
Seneca Park CLO Ltd., 2.42%	1.5%
Anthem, Inc., 1.36%	1.5%
Hewlett-Packard Co., 1.47%	1.5%
Top Ten Total	18.9%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2017

Guggenheim Strategy Fund II
Portfolio Breakdown	% of Net Assets
Asset Backed Securities	43.6%
Corporate Bonds	17.9%
Foreign Government Debt	15.8%
Commercial Paper	12.0%
Collateralized Mortgage Obligations	10.1%
Money Market Fund	2.4%
Other Assets & Liabilities, net	(1.8%)
Net Assets	100.0%

Average Annual Total Returns
Periods Ended September 30, 2017
		Since Inception
	One Year	(03/11/14)
Guggenheim Strategy Fund II	2.82%	1.95%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.63%	0.24%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Oaktree EIF II Series A2 Ltd., 2.47%	1.7%
AIMCO CLO Series 2014-A, 2.41%	1.7%
Sound Point CLO IV Ltd., 2.41%	1.7%
Telos CLO 2014-6 Ltd., 2.57%	1.7%
Station Place Securitization Trust, 1.99%	1.7%
TICP CLO Ltd., 2.49%	1.7%
Venture XVI CLO Ltd., 2.42%	1.7%
Octagon Investment Partners XIX Ltd., 2.40%	1.7%
TICP CLO II Ltd., 2.47%	1.7%
OHA Loan Funding Ltd., 2.76%	1.7%
Top Ten Total	17.0%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2017

Guggenheim Strategy Fund III

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	50.4%
Corporate Bonds	16.4%
Collateralized Mortgage Obligations	14.8%
Foreign Government Debt	10.9%
Commercial Paper	5.0%
Money Market Fund	2.1%
Senior Floating Rate Interests	1.1%
Other Assets & Liabilities, net	(0.7%)
Net Assets	100.0%

Average Annual Total Returns
Periods Ended September 30, 2017
		Since Inception
	One Year	(03/11/14)
Guggenheim Strategy Fund III	3.10%	2.36%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.63%	0.24%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Station Place Securitization Trust, 1.99%	1.8%
AIMCO CLO Series 2014-A, 2.41%	1.5%
OZLM VIII Ltd., 2.43%	1.5%
Telos CLO 2014-6 Ltd., 2.57%	1.5%
Oaktree EIF II Series A2 Ltd., 2.47%	1.5%
Venture XVI CLO Ltd., 2.42%	1.5%
Octagon Investment Partners XIX Ltd., 2.40%	1.5%
TICP CLO II Ltd., 2.47%	1.5%
TICP CLO Ltd., 2.49%	1.5%
OHA Loan Funding Ltd., 2.42%	1.5%
Top Ten Total	15.3%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2017

Guggenheim Variable Insurance Strategy Fund III

Portfolio Breakdown	% of Net Assets
Asset Backed Securities	56.7%
Collateralized Mortgage Obligations	14.5%
Corporate Bonds	13.6%
Foreign Government Debt	9.9%
Commercial Paper	2.1%
Senior Floating Rate Interests	1.8%
Money Market Fund	1.7%
Other Assets & Liabilities, net	(0.3%)
Net Assets	100.0%

Average Annual Total Returns
Periods Ended September 30, 2017
		Since Inception
	One Year	(03/11/14)
Guggenheim Variable Insurance Strategy Fund III	3.20%	2.39%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.63%	0.24%
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Ten Largest Holdings	(% of Total Net Assets)
Station Place Securitization Trust, 1.99%	1.9%
Telos CLO 2014-6 Ltd., 2.57%	1.9%
Oaktree EIF II Series A2 Ltd., 2.47%	1.9%
Octagon Investment Partners XIX Ltd., 2.40%	1.8%
AIMCO CLO Series 2014-A, 2.41%	1.8%
OZLM VIII Ltd., 2.43%	1.8%
Venture XVI CLO Ltd., 2.42%	1.8%
Seneca Park CLO Limited, 2.42%	1.8%
Flagship CLO, 2.55%	1.8%
KVK CLO Ltd., 2.48%	1.8%
Top Ten Total	18.3%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2017 and ending September 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund I	0.07%	1.14%	$1,000.00	$1,011.40	$0.35
Guggenheim Strategy Fund II	0.08%	1.37%	1,000.00	1,013.70	0.40
Guggenheim Strategy Fund III	0.10%	1.48%	1,000.00	1,014.80	0.51
Guggenheim Variable Insurance Strategy Fund III	0.15%	1.52%	1,000.00	1,015.20	0.76

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.07%	5.00%	$1,000.00	$1,024.72	$0.36
Guggenheim Strategy Fund II	0.08%	5.00%	1,000.00	1,024.67	0.41
Guggenheim Strategy Fund III	0.10%	5.00%	1,000.00	1,024.57	0.51
Guggenheim Variable Insurance Strategy Fund III	0.15%	5.00%	1,000.00	1,024.32	0.76

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period March 31, 2017 to September 30, 2017.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.90%[1]	13,144,775	$13,144,775
Total Money Market Fund
(Cost $13,144,775)		13,144,775

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 30.4%
Collateralized Loan Obligations - 30.2%
Golub Capital Partners CLO Ltd.
2014-21A, 3.21% (3 Month USD LIBOR + 190 bps) due 10/25/26[2,3]	8,750,000	8,749,812
2015-25A, 3.11% (3 Month USD LIBOR + 180 bps) due 08/05/27[2,3]	5,000,000	5,008,229
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 205 bps) due 10/24/24[2]	10,500,000	10,565,282
Great Lakes CLO Ltd.
2014-1A, 3.15% (3 Month USD LIBOR + 185 bps) due 04/15/25[2,3]	9,900,000	9,909,098
Venture XVI CLO Ltd.
2017-16A, 2.42% (3 Month USD LIBOR + 112 bps) due 04/15/26[2,3]	8,700,000	8,739,830
TICP CLO II Ltd.
2017-2A, 2.47% (3 Month USD LIBOR + 116 bps) due 07/20/26[2,3]	8,600,000	8,601,974
Flagship CLO
2017-8A, 2.55% (3 Month USD LIBOR + 125 bps) due 01/16/26[2,3]	8,100,000	8,122,109
Seneca Park CLO Limited
2017-1A, 2.42% (3 Month USD LIBOR + 112 bps) due 07/17/26[2,3]	6,500,000	6,524,247
Lime Street CLO Ltd.
2007-1A, 2.28% (3 Month USD LIBOR + 95 bps) due 06/20/21[2,3]	6,000,000	5,786,289
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.46% (3 Month USD LIBOR + 115 bps) due 04/25/25[2,3]	5,533,526	5,554,388
Monroe Capital CLO Ltd.
2014-1A, 3.11% (3 Month USD LIBOR + 180 bps) due 10/22/26[2,3]	5,490,000	5,483,754
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 130 bps) due 11/12/25[2,3]	5,100,000	5,109,661
NewMark Capital Funding CLO Ltd.
2013-1A, 2.44% (3 Month USD LIBOR + 112 bps) due 06/02/25[2,3]	4,948,892	4,950,235
OHA Loan Funding Ltd.
2017-1A, 2.76% (3 Month USD LIBOR + 145 bps) due 07/23/25[2,3]	4,300,000	4,299,923
Vibrant CLO III Ltd.
2016-3A, 2.79% (3 Month USD LIBOR + 148 bps) due 04/20/26[2,3]	4,100,000	4,127,567
Steele Creek CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 133 bps) due 08/21/26[2,3]	4,100,000	4,117,886
TICP CLO Ltd.
2014-3A, 2.49% (3 Month USD LIBOR + 118 bps) due 01/20/27[2,3]	4,000,000	3,998,177
Cent CLO LP
2017-21A, 2.53% (3 Month USD LIBOR + 121 bps) due 07/27/26[2,3]	3,800,000	3,810,099
Madison Park Funding V Ltd.
2007-5A, 2.77% (3 Month USD LIBOR + 145 bps) due 02/26/21[2,3]	3,000,000	2,950,730
KVK CLO Ltd.
2017-1A, 2.62% (3 Month USD LIBOR + 130 bps) due 05/15/26[2,3]	2,400,000	2,408,025
Fortress Credit BSL II Ltd.
2017-2A, 2.46% (3 Month USD LIBOR + 115 bps) due 10/19/25[2,3]	2,000,000	2,007,143
CIFC Funding 2014-III Ltd.
2017-3A, 2.26% (3 Month USD LIBOR + 95 bps) due 07/22/26[2,3]	2,000,000	1,999,970
Regatta III Funding Ltd.
2017-1A, 2.35% (3 Month USD LIBOR + 105 bps) due 04/15/26[2,3]	2,000,000	1,997,796
Venture XVII CLO Ltd.
2017-17A, 2.38% (3 Month USD LIBOR + 108 bps) due 07/15/26[2,3]	2,000,000	1,997,672

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 30.4% (continued)
Collateralized Loan Obligations - 30.2% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 07/25/25[2,3]	2,000,000	$1,965,923
Total Collateralized Loan Obligations		128,785,819
Automotive - 0.2%
CarMax Auto Owner Trust
2016-2, 1.70% (1 Month USD LIBOR + 47 bps) due 06/17/19[2]	911,769	912,578
Total Asset-Backed Securities
(Cost $129,316,869)		129,698,397
CORPORATE BONDS†† - 26.8%
Financial - 22.0%
JPMorgan Chase & Co.
2.16% (3 Month USD LIBOR + 84 bps) due 03/22/19[2]	5,400,000	5,444,269
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 71 bps) due 04/15/19[2]	5,400,000	5,443,674
National Bank of Canada
2.16% (3 Month USD LIBOR + 84 bps) due 12/14/18[2]	5,400,000	5,442,993
Fifth Third Bank/Cincinnati OH
2.23% (3 Month USD LIBOR + 91 bps) due 08/20/18[2]	5,400,000	5,433,437
US Bank North America/Cincinnati OH
1.89% (3 Month USD LIBOR + 58 bps) due 01/29/18[2]	5,400,000	5,407,166
Capital One North America/Mclean VA
2.46% (3 Month USD LIBOR + 115 bps) due 08/17/18[2]	5,350,000	5,390,199
Santander UK plc
2.80% (3 Month USD LIBOR + 148 bps) due 03/14/19[2]	5,300,000	5,386,625
Morgan Stanley
2.69% (3 Month USD LIBOR + 138 bps) due 02/01/19[2]	5,300,000	5,375,476
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[2,3]	4,250,000	4,311,889
Sumitomo Mitsui Trust Bank Ltd.
2.21% (3 Month USD LIBOR + 91 bps) due 10/18/19[2,3]	4,100,000	4,139,285
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[2,3]	150,000	150,090
Huntington National Bank
1.83% (3 Month USD LIBOR + 51 bps) due 03/10/20[2]	4,250,000	4,276,908
Citizens Bank North America/Providence RI
1.86% (3 Month USD LIBOR + 54 bps) due 03/02/20[2]	4,250,000	4,251,997
Station Place Securitization Trust
2.14% (1 Month USD LIBOR + 90 bps) due 02/25/49[2,3]	4,133,333	4,133,683
BNZ International Funding Ltd.
2.02% (3 Month USD LIBOR + 70 bps) due 02/21/20[2,3]	4,050,000	4,071,368
Australia & New Zealand Banking Group Ltd.
1.99% (3 Month USD LIBOR + 66 bps) due 09/23/19[2,3]	4,000,000	4,030,117
Citigroup, Inc.
2.09% (3 Month USD LIBOR + 79 bps) due 01/10/20[2]	4,000,000	4,029,829
Bank of America North America
2.08% (3 Month USD LIBOR + 76 bps) due 12/07/18[2]	3,500,000	3,524,749
UBS Group Funding Switzerland AG
3.08% (3 Month USD LIBOR + 178 bps) due 04/14/21[2,3]	3,200,000	3,314,630
Goldman Sachs Group, Inc.
2.51% (3 Month USD LIBOR + 120 bps) due 04/30/18[2]	1,790,000	1,800,564
2.06% (3 Month USD LIBOR + 73 bps) due 12/27/20[2]	1,400,000	1,405,614
Mitsubishi UFJ Financial Group, Inc.
3.20% (3 Month USD LIBOR + 188 bps) due 03/01/21[2]	3,000,000	3,121,265
Sumitomo Mitsui Financial Group, Inc.
3.00% (3 Month USD LIBOR + 168 bps) due 03/09/21[2]	1,950,000	2,015,936
Synchrony Financial
2.54% (3 Month USD LIBOR + 123 bps) due 02/03/20[2]	1,800,000	1,817,965
Total Financial		93,719,728
Communications - 2.8%
AT&T, Inc.
2.26% (3 Month USD LIBOR + 93 bps) due 06/30/20[2]	4,100,000	4,155,514
Deutsche Telekom International Finance BV
1.88% (3 Month USD LIBOR + 58 bps) due 01/17/20[2,3]	4,100,000	4,112,861
Verizon Communications, Inc.
1.86% (3 Month USD LIBOR + 55 bps) due 05/22/20[2]	3,200,000	3,204,413
Discovery Communications LLC
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[2]	300,000	301,834
Total Communications		11,774,622
Consumer, Non-cyclical - 1.2%
Kraft Heinz Foods Co.
1.88% (3 Month USD LIBOR + 57 bps) due 02/10/21[2]	3,050,000	3,052,742

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 26.8% (continued)
Consumer, Non-cyclical - 1.2% (continued)
Allergan Funding SCS
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[2]	2,200,000	$2,240,956
Total Consumer, Non-cyclical		5,293,698
Energy - 0.8%
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[2]	2,200,000	2,204,532
Phillips 66
1.95% (3 Month USD LIBOR + 65 bps) due 04/15/19[2]	1,250,000	1,251,574
Total Energy		3,456,106
Total Corporate Bonds
(Cost $113,586,765)		114,244,154
FOREIGN GOVERNMENT DEBT†† - 15.7%
Government of Japan
due 10/16/17[5]	JPY 996,000,000	8,852,114
due 10/30/17[5]	JPY 470,200,000	4,179,214
Total Government of Japan		13,031,328
Kingdom of Spain
due 10/13/17[5]	EUR 7,345,000	8,682,318
Republic of Portugal
due 11/17/17[5]	EUR 7,290,000	8,619,923
State of Israel
due 10/31/17[5]	ILS 27,000,000	7,732,342
due 01/31/18[5]	ILS 2,900,000	852,823
Total State of Israel		8,585,165
Republic of Italy
due 11/30/17[5]	EUR 7,220,000	8,538,774
United Mexican States
due 01/04/18[5]	MXN 15,600,000	8,405,318
Government of United Kingdom
due 10/02/17[5]	GBP 3,885,000	5,205,123
Czech Republic Government Bond
due 11/09/17[5]	CZK 107,000,000	4,875,325
Republic of Slovenia
1.75% due 10/09/17[5]	EUR 790,000	933,696
Total Foreign Government Debt
(Cost $66,282,658)		66,876,970
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.9%
Residential Mortgage Backed Securities - 5.9%
CSMC Series
2014-7R, 1.38% (WAC) due 10/27/36[2,3]	6,214,675	6,120,816
2014-2R, 1.43% (1 Month USD LIBOR + 20 bps) due 02/27/46[2,3]	4,990,429	4,705,680
2014-7R, 1.39% (WAC) due 12/27/37[2,3]	4,506,955	4,389,973
CIT Mortgage Loan Trust
2007-1, 2.59% (1 Month USD LIBOR + 135 bps) due 10/25/37[2,3]	3,633,761	3,651,900
Fannie Mae Connecticut Avenue Securities
2016-C02, 3.39% (1 Month USD LIBOR + 215 bps) due 09/25/28[2]	1,811,927	1,831,775
2016-C01, 3.19% (1 Month USD LIBOR + 195 bps) due 08/25/28[2]	1,759,689	1,775,299
GSMSC Resecuritization Trust
2014-3R, 1.41% (1 Month USD LIBOR + 18 bps) due 11/26/36[2,3]	2,818,715	2,785,248
Total Residential Mortgage Backed Securities		25,260,691
Commercial Mortgage Backed Securities - 1.0%
Hospitality Mortgage Trust
2017-HIT, 2.08% (1 Month USD LIBOR + 85 bps) due 05/08/30[2,3]	4,200,000	4,205,241
Total Collateralized Mortgage Obligations
(Cost $29,389,202)		29,465,932
COMMERCIAL PAPER†† - 18.8%
Bemis Company, Inc.
1.35% due 10/19/17[3,4,5]	7,000,000	6,995,274
Anthem, Inc.
1.36% due 10/16/17[3,4,5]	6,500,000	6,496,317
Hewlett-Packard Co.
1.47% due 10/16/17[3,4,5]	6,500,000	6,496,019
Mondelez International, Inc.
1.39% due 10/19/17[3,4,5]	6,500,000	6,495,483
Ei Du Pont De Nemours & Co.
1.34% due 10/24/17[3,4,5]	6,500,000	6,494,435
CBS Corp.
1.40% due 11/07/17[3,4,5]	6,500,000	6,490,647
Omnicom Capital, Inc.
1.33% due 11/07/17[3,4,5]	6,500,000	6,490,640
Thomson Reuters Corporation
1.24% due 10/30/17[3,4,5]	6,400,000	6,392,679
Dr Pepper Snapple Group, Inc.
1.35% due 10/03/17[3,4,5]	6,000,000	5,999,550
Molex Electronics Tech
1.41% due 10/24/17[3,4,5]	6,000,000	5,994,595
McDonald's Corp.
1.22% due 10/10/17[3,4,5]	5,500,000	5,498,130
Marriott International, Inc.
1.31% due 10/27/17[3,4,5]	5,500,000	5,494,439

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COMMERCIAL PAPER †† - 18.8% (continued)
VF Corporation
1.30% due 10/30/17[3,4,5]	5,000,000	$4,994,764
Total Commercial Paper
(Cost $80,332,972)		80,332,972

Value
Total Investments - 101.7%
(Cost $432,053,241)	$433,763,200
Other Assets & Liabilities, net - (1.7)%	(7,171,599)
Total Net Assets - 100.0%	$426,591,601

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at September 30, 2017	Net Unrealized Appreciation (Depreciation)
Citigroup	(156,000,000)	MXN	01/04/18	$8,692,261	$8,440,402	$251,859
Goldman Sachs	(7,290,000)	EUR	11/17/17	8,752,607	8,639,340	113,267
Goldman Sachs	(7,220,000)	EUR	11/30/17	8,675,422	8,562,421	113,001
Citigroup	(3,885,000)	GBP	10/02/17	5,249,295	5,205,123	44,172
J.P. Morgan	(154,000,000)	MXN	11/09/17	8,432,119	8,404,763	27,356
Goldman Sachs	(996,000,000)	JPY	10/16/17	8,880,725	8,857,663	23,062
Goldman Sachs	(470,200,000)	JPY	10/30/17	4,199,650	4,184,600	15,050
Deutsche Bank	(14,883,750)	ILS	10/31/17	4,220,305	4,219,034	1,271
Goldman Sachs	(3,016,000)	ILS	01/31/18	844,226	858,346	(14,120)
Deutsche Bank	(803,825)	EUR	10/10/17	905,043	950,455	(45,412)
Citigroup	(12,453,750)	ILS	10/31/17	3,464,282	3,530,212	(65,930)
Goldman Sachs	154,000,000	MXN	11/09/17	(8,554,368)	(8,404,763)	(149,605)
Citigroup	(7,345,000)	EUR	10/13/17	8,435,299	8,686,482	(251,183)
J.P. Morgan	(107,000,000)	CZK	11/09/17	4,283,598	4,883,388	(599,790)
						$(537,002)
~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of September 30, 2017.
2	Variable rate security. Rate indicated is rate effective at September 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $253,927,864 (cost $253,389,692), or 59.5% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.

CZK	Czech Koruna
EUR	Euro
ILS	Israeli Shekel
JPY	Euro Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$129,698,397	$—	$—	$129,698,397
Collateralized Mortgage Obligations	—	29,465,932	—	—	29,465,932
Commercial Paper	—	80,332,972	—	—	80,332,972
Corporate Bonds	—	114,244,154	—	—	114,244,154
Forward Foreign Currency Exchange Contracts	—	—	589,038	—	589,038
Foreign Government Debt	—	66,876,970	—	—	66,876,970
Money Market Fund	13,144,775	—	—	—	13,144,775
Total Assets	$13,144,775	$420,618,425	$589,038	$—	$434,352,238

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$1,126,040	$—	$1,126,040
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Corporate Bonds
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$23,988,233
Sales, maturities and paydowns	(24,000,000)
Total change in unrealized gains or losses included in earnings	11,767
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$—
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$—

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Prime Cash Management — Institutional Class 0.90%[1]	11,625,109	$11,625,109
Total Money Market Fund
(Cost $11,625,109)		11,625,109

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.6%
Collateralized Loan Obligations - 43.6%
KVK CLO Ltd.
2017-2A, 2.48% (3 Month USD LIBOR + 118 bps) due 07/15/26[2,3]	7,900,000	7,909,361
2017-1A, 2.62% (3 Month USD LIBOR + 130 bps) due 05/15/26[2,3]	2,300,000	2,307,691
Golub Capital Partners CLO Ltd.
2016-33A, 3.80% (3 Month USD LIBOR + 248 bps) due 11/21/28[2,3]	4,000,000	3,989,406
2014-21A, 3.21% (3 Month USD LIBOR + 190 bps) due 10/25/26[2,3]	3,500,000	3,499,925
2015-25A, 3.11% (3 Month USD LIBOR + 180 bps) due 08/05/27[2,3]	1,800,000	1,802,962
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.47% (3 Month USD LIBOR + 115 bps) due 11/15/25[2,3]	8,500,000	8,518,379
AIMCO CLO Series 2014-A
2017-AA, 2.41% (3 Month USD LIBOR + 110 bps) due 07/20/26[2,3]	8,500,000	8,499,862
Sound Point CLO IV Ltd.
2017-3A, 2.41% (3 Month USD LIBOR + 110 bps) due 01/21/26[2,3]	8,450,000	8,479,584
Telos CLO 2014-6 Ltd.
2017-6A, 2.57% (3 Month USD LIBOR + 127 bps) due 01/17/27[2,3]	8,300,000	8,326,370
TICP CLO Ltd.
2014-3A, 2.49% (3 Month USD LIBOR + 118 bps) due 01/20/27[2,3]	8,250,000	8,246,239
Venture XVI CLO Ltd.
2017-16A, 2.42% (3 Month USD LIBOR + 112 bps) due 04/15/26[2,3]	8,200,000	8,237,541
Octagon Investment Partners XIX Ltd.
2017-1A, 2.40% (3 Month USD LIBOR + 110 bps) due 04/15/26[2,3]	8,200,000	8,208,753
TICP CLO II Ltd.
2017-2A, 2.47% (3 Month USD LIBOR + 116 bps) due 07/20/26[2,3]	8,200,000	8,201,882
OHA Loan Funding Ltd.
2017-1A, 2.76% (3 Month USD LIBOR + 145 bps) due 07/23/25[2,3]	8,200,000	8,199,854
Great Lakes CLO Ltd.
2014-1A, 3.15% (3 Month USD LIBOR + 185 bps) due 04/15/25[2,3]	3,500,000	3,503,216
2015-1A, 3.25% (3 Month USD LIBOR + 195 bps) due 07/15/26[2,3]	2,500,000	2,507,047
2014-1A, 3.90% (3 Month USD LIBOR + 260 bps) due 04/15/25[2,3]	2,000,000	1,972,555
Flagship CLO
2017-8A, 2.55% (3 Month USD LIBOR + 125 bps) due 01/16/26[2,3]	7,800,000	7,821,290
Dryden XXXI Senior Loan Fund
2017-31A, 2.38% (3 Month USD LIBOR + 108 bps) due 04/18/26[2,3]	7,000,000	7,014,928
Regatta V Funding Ltd.
2017-1A, 2.47% (3 Month USD LIBOR + 116 bps) due 10/25/26[2,3]	6,200,000	6,201,582
Cent CLO LP
2017-21A, 2.53% (3 Month USD LIBOR + 121 bps) due 07/27/26[2,3]	6,050,000	6,066,079
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.58% (3 Month USD LIBOR + 125 bps) due 06/20/27[2,3]	6,000,000	6,011,605
CIFC Funding Ltd.
2017-4A, 2.68% (3 Month USD LIBOR + 138 bps) due 10/17/26[2,3]	5,000,000	5,022,194
ACIS CLO Ltd.
2014-3A, 2.82% (3 Month USD LIBOR + 151 bps) due 02/01/26[2,3]	2,875,000	2,895,906
2015-6A, 2.90% (3 Month USD LIBOR + 159 bps) due 05/01/27[2,3]	2,000,000	2,002,994
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 130 bps) due 11/12/25[2,3]	4,800,000	4,809,093
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 180 bps) due 05/28/25[2,3]	4,450,000	4,450,067
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.77% (3 Month USD LIBOR + 147 bps) due 10/15/25[2,3]	3,500,000	3,498,650

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.6% (continued)
Collateralized Loan Obligations - 43.6% (continued)
2013-2A, 2.45% (3 Month USD LIBOR + 115 bps) due 04/18/25[2,3]	850,204	$850,498
Regatta III Funding Ltd.
2017-1A, 2.35% (3 Month USD LIBOR + 105 bps) due 04/15/26[2,3]	4,000,000	3,995,593
Steele Creek CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 133 bps) due 08/21/26[2,3]	3,900,000	3,917,014
Vibrant CLO III Ltd.
2016-3A, 2.79% (3 Month USD LIBOR + 148 bps) due 04/20/26[2,3]	3,600,000	3,624,205
Tralee CLO III Ltd.
2016-3A, 3.31% (3 Month USD LIBOR + 200 bps) due 07/20/26[2,3]	3,600,000	3,600,350
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 205 bps) due 10/24/24[2]	3,500,000	3,521,760
CIFC Funding 2014-III Ltd.
2017-3A, 2.26% (3 Month USD LIBOR + 95 bps) due 07/22/26[2,3]	3,000,000	2,999,955
Telos CLO Ltd.
2014-5A, 2.85% (3 Month USD LIBOR + 155 bps) due 04/17/25[2,3]	2,000,000	2,016,697
2014-5A, 3.45% (3 Month USD LIBOR + 215 bps) due 04/17/25[2,3]	750,000	750,005
Fortress Credit Investments IV Ltd.
2015-4A, 3.20% (3 Month USD LIBOR + 190 bps) due 07/17/23[2,3]	2,500,000	2,501,751
Lime Street CLO Ltd.
2007-1A, 2.28% (3 Month USD LIBOR + 95 bps) due 06/20/21[2,3]	2,250,000	2,169,858
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 163 bps) due 02/28/26[2,3]	2,000,000	2,002,789
Vibrant CLO II Ltd.
2017-2A, 2.21% (3 Month USD LIBOR + 90 bps) due 07/24/24[2,3]	2,000,000	1,998,575
PFP Ltd.
2015-2, 3.23% (1 Month USD LIBOR + 200 bps) due 07/14/34[2,3]	2,000,000	1,997,862
Venture XVII CLO Ltd.
2017-17A, 2.38% (3 Month USD LIBOR + 108 bps) due 07/15/26[2,3]	2,000,000	1,997,672
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.46% (3 Month USD LIBOR + 115 bps) due 04/25/25[2,3]	1,976,259	1,983,710
Monroe Capital CLO Ltd.
2014-1A, 3.11% (3 Month USD LIBOR + 180 bps) due 10/22/26[2,3]	1,850,000	1,847,895
Cerberus Loan Funding XVI, LP
2016-2A, 3.35% (3 Month USD LIBOR + 205 bps) due 11/15/27[2,3]	1,800,000	1,834,005
Cent CLO Ltd.
2013-19A, 2.64% (3 Month USD LIBOR + 133 bps) due 10/29/25[2,3]	1,800,000	1,801,076
Gallatin CLO VII Ltd.
2014-1A, 3.35% (3 Month USD LIBOR + 205 bps) due 07/15/23[2,3]	1,350,000	1,347,988
Venture VII CDO Ltd.
2006-7A, 1.54% (3 Month USD LIBOR + 23 bps) due 01/20/22[2,3]	1,253,835	1,247,057
Golub Capital BDC CLO LLC
2014-1A, 3.81% (3 Month USD LIBOR + 250 bps) due 04/25/26[2,3]	1,200,000	1,197,661
NewMark Capital Funding CLO Ltd.
2013-1A, 2.44% (3 Month USD LIBOR + 112 bps) due 06/02/25[2,3]	1,124,748	1,125,053
RFTI Issuer Ltd.
2015-FL1, 2.98% (1 Month USD LIBOR + 175 bps) due 08/15/30[2,3]	1,077,954	1,077,642
Cent CLO
2014-16A, 3.56% (3 Month USD LIBOR + 225 bps) due 08/01/24[2,3]	1,000,000	1,001,070
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.61% (3 Month USD LIBOR + 230 bps) due 10/20/25[2,3]	1,000,000	999,977
Madison Park Funding V Ltd.
2007-5A, 2.77% (3 Month USD LIBOR + 145 bps) due 02/26/21[2,3]	1,000,000	983,577

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.6% (continued)
Collateralized Loan Obligations - 43.6% (continued)
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.55% (3 Month USD LIBOR + 225 bps) due 04/28/26[2,3]	900,000	$900,567
Newstar Commercial Loan Funding LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 04/20/25[2,3]	750,000	744,620
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 07/25/25[2,3]	750,000	737,221
Marathon CLO IV Ltd.
2012-4A, 2.71% (3 Month USD LIBOR + 139 bps) due 05/20/23[2,3]	36,761	36,766
Total Collateralized Loan Obligations		215,015,484
Total Asset-Backed Securities
(Cost $214,554,628)		215,015,484
CORPORATE BONDS†† - 17.9%
Financial - 15.2%
Station Place Securitization Trust
1.99% (1 Month USD LIBOR + 75 bps) due 08/24/18[2,3]	8,300,000	8,300,000
2.14% (1 Month USD LIBOR + 90 bps) due 02/25/49[2,3]	3,900,000	3,900,330
2.14% (1 Month USD LIBOR + 90 bps) due 07/24/18[2,3]	2,650,000	2,650,000
Sumitomo Mitsui Trust Bank Ltd.
2.21% (3 Month USD LIBOR + 91 bps) due 10/18/19[2,3]	3,600,000	3,634,494
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[2,3]	550,000	550,331
1.83% (3 Month USD LIBOR + 51 bps) due 03/06/19[2,3]	500,000	501,146
Citibank North America
1.81% (3 Month USD LIBOR + 50 bps) due 06/12/20[2]	4,350,000	4,370,764
Citizens Bank North America/Providence RI
1.89% (3 Month USD LIBOR + 57 bps) due 05/26/20[2]	4,250,000	4,258,925
JPMorgan Chase & Co.
2.16% (3 Month USD LIBOR + 84 bps) due 03/22/19[2]	3,000,000	3,024,593
2.00% (3 Month USD LIBOR + 68 bps) due 06/01/21[2]	1,200,000	1,206,084
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[2,3]	4,050,000	4,108,976
Morgan Stanley
2.69% (3 Month USD LIBOR + 138 bps) due 02/01/19[2]	3,300,000	3,346,995
2.11% (3 Month USD LIBOR + 80 bps) due 02/14/20[2]	700,000	703,562
National Bank of Canada
2.16% (3 Month USD LIBOR + 84 bps) due 12/14/18[2]	3,800,000	3,830,255
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 71 bps) due 04/15/19[2]	3,600,000	3,629,116
Capital One North America/Mclean VA
2.46% (3 Month USD LIBOR + 115 bps) due 08/17/18[2]	3,400,000	3,425,547
2.08% (3 Month USD LIBOR + 77 bps) due 09/13/19[2]	200,000	201,315
UBS Group Funding Switzerland AG
3.08% (3 Month USD LIBOR + 178 bps) due 04/14/21[2,3]	3,500,000	3,625,377
Westpac Banking Corp.
2.02% (3 Month USD LIBOR + 71 bps) due 05/13/19[2]	3,500,000	3,525,117
Fifth Third Bank/Cincinnati OH
2.23% (3 Month USD LIBOR + 91 bps) due 08/20/18[2]	3,500,000	3,521,672
Goldman Sachs Group, Inc.
2.52% (3 Month USD LIBOR + 120 bps) due 09/15/20[2]	2,660,000	2,710,368
2.51% (3 Month USD LIBOR + 120 bps) due 04/30/18[2]	550,000	553,246
Santander UK plc
2.80% (3 Month USD LIBOR + 148 bps) due 03/14/19[2]	3,200,000	3,252,302
Sumitomo Mitsui Financial Group, Inc.
3.00% (3 Month USD LIBOR + 168 bps) due 03/09/21[2]	2,158,000	2,230,969
Mitsubishi UFJ Financial Group, Inc.
3.20% (3 Month USD LIBOR + 188 bps) due 03/01/21[2]	1,500,000	1,560,632
Bank of America North America
2.08% (3 Month USD LIBOR + 76 bps) due 12/07/18[2]	1,395,000	1,404,864
Capital One Financial Corp.
2.07% (3 Month USD LIBOR + 76 bps) due 05/12/20[2]	750,000	753,820
Total Financial		74,780,800
Consumer, Non-cyclical - 1.2%
Kraft Heinz Foods Co.
1.88% (3 Month USD LIBOR + 57 bps) due 02/10/21[2]	3,100,000	3,102,786

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.9% (continued)
Consumer, Non-cyclical - 1.2% (continued)
Allergan Funding SCS
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[2]	2,400,000	$2,444,680
Total Consumer, Non-cyclical		5,547,466
Energy - 0.7%
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[2]	2,450,000	2,455,047
Phillips 66
1.95% (3 Month USD LIBOR + 65 bps) due 04/15/19[2]	1,200,000	1,201,511
Total Energy		3,656,558
Communications - 0.3%
Verizon Communications, Inc.
1.86% (3 Month USD LIBOR + 55 bps) due 05/22/20[2]	1,400,000	1,401,931
Discovery Communications LLC
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[2]	300,000	301,834
Total Communications		1,703,765
Consumer, Cyclical - 0.3%
Lennar Corp.
4.50% due 06/15/19	1,400,000	1,440,250
Industrial - 0.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.80% (3 Month USD LIBOR + 350 bps) due 07/15/21[2,3]	1,200,000	1,224,000
Total Corporate Bonds
(Cost $87,930,413)		88,352,839
FOREIGN GOVERNMENT DEBT†† - 15.8%
Government of Japan
due 12/11/17[5]	JPY 1,036,000,000	9,209,554
due 10/30/17[5]	JPY 621,300,000	5,522,215
Total Government of Japan		14,731,769
Republic of Portugal
due 11/17/17[5]	EUR 8,045,000	9,512,659
Republic of Italy
due 11/30/17[5]	EUR 7,850,000	9,283,847
United Mexican States
due 01/04/18[5]	MXN 16,950,000	9,132,701
Kingdom of Spain
due 10/13/17[5]	EUR 7,655,000	9,048,760
State of Israel
due 10/31/17[5]	ILS 27,550,000	7,889,853
due 01/31/18[5]	ILS 3,120,000	917,520
Total State of Israel		8,807,373
Kingdom of Hungary
due 10/25/17[5]	HUF 746,240,000	2,830,015
due 10/18/17[5]	HUF 651,460,000	2,470,597
4.00% due 04/25/18[5]	HUF 200,000,000	775,301
Total Kingdom of Hungary		6,075,913
Government of United Kingdom
due 10/02/17[5]	GBP 4,400,000	5,895,120
Czech Republic
due 11/09/17[5]	CZK 103,000,000	4,693,070
Republic of Slovenia
1.75% due 10/09/17[5]	EUR 790,000	933,696
Total Foreign Government Debt
(Cost $77,771,374)		78,114,908
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.1%
Residential Mortgage Backed Securities - 7.8%
CSMC Series
2014-2R, 1.43% (1 Month USD LIBOR + 20 bps) due 02/27/46[2,3]	1,948,159	1,836,999
2014-7R, 1.38% (WAC) due 10/27/36[2,3]	1,744,435	1,718,089
2014-7R, 1.39% (WAC) due 12/27/37[2,3]	1,569,586	1,528,846
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.87% (1 Month USD LIBOR + 63 bps) due 11/25/37[2]	4,148,420	4,130,672
2006-NC1, 1.39% (1 Month USD LIBOR + 15 bps) due 05/25/36[2]	411,655	404,291
2006-BC1, 1.40% (1 Month USD LIBOR + 16 bps) due 03/25/36[2]	399,923	399,266
Fannie Mae Connecticut Avenue Securities
2016-C02, 3.39% (1 Month USD LIBOR + 215 bps) due 09/25/28[2]	1,868,550	1,889,018
2016-C01, 3.19% (1 Month USD LIBOR + 195 bps) due 08/25/28[2]	1,813,012	1,829,096
CIT Mortgage Loan Trust
2007-1, 2.59% (1 Month USD LIBOR + 135 bps) due 10/25/37[2,3]	1,807,268	1,816,289
2007-1, 2.69% (1 Month USD LIBOR + 145 bps) due 10/25/37[2,3]	1,537,572	1,548,156
Countrywide Asset-Backed Certificates
2006-6, 1.41% (1 Month USD LIBOR + 17 bps) due 09/25/36[2]	3,010,554	2,825,765
LSTAR Securities Investment Ltd.
2016-4, 3.24% (1 Month USD LIBOR + 200 bps) due 10/01/21[2,3]	1,602,120	1,594,680
2016-5, 3.24% (1 Month USD LIBOR + 200 bps) due 11/01/21[2,3]	743,117	743,403
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.38% (1 Month USD LIBOR + 14 bps) due 11/25/36[2]	2,367,968	2,301,297
Structured Asset Investment Loan Trust
2005-1, 1.96% (1 Month USD LIBOR + 72 bps) due 02/25/35[2,3]	1,162,786	1,159,990
2005-2, 1.97% (1 Month USD LIBOR + 74 bps) due 03/25/35[2]	1,047,229	1,048,861
LSTAR Commercial Mortgage Trust
2016-7, 3.24% (1 Month USD LIBOR + 200 bps) due 12/01/21[2,3]	2,192,257	2,192,258
Encore Credit Receivables Trust
2005-4, 1.68% (1 Month USD LIBOR + 44 bps) due 01/25/36[2]	2,150,000	2,136,420
GSAMP Trust
2005-HE6, 1.68% (1 Month USD LIBOR + 44 bps) due 11/25/35[2]	1,985,910	1,990,939

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.1% (continued)
Residential Mortgage Backed Securities - 7.8% (continued)
Ellington Loan Acquisition Trust
2007-2, 2.19% (1 Month USD LIBOR + 95 bps) due 05/25/37[2,3]	1,617,706	$1,620,322
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	1,102,504	1,106,260
First Frankin Mortgage Loan Trust
2006-FF4, 1.43% (1 Month USD LIBOR + 19 bps) due 03/25/36[2]	893,113	891,721
GSMSC Resecuritization Trust
2014-3R, 1.41% (1 Month USD LIBOR + 18 bps) due 11/26/36[2,3]	815,944	806,256
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	509,197	515,742
Accredited Mortgage Loan Trust
2007-1, 1.37% (1 Month USD LIBOR + 13 bps) due 02/25/37[2]	349,931	347,855
New Century Home Equity Loan Trust Series
2005-C, 1.49% (1 Month USD LIBOR + 25 bps) due 12/25/35[2]	292,113	290,262
Total Residential Mortgage Backed Securities		38,672,753
Commercial Mortgage Backed Securities - 2.3%
Cosmopolitan Hotel Trust
2016-CSMO, 2.63% (1 Month USD LIBOR + 140 bps) due 11/15/33[2,3]	4,500,000	4,527,528
Morgan Stanley Capital I Trust
2015-XLF1, 3.44% (1 Month USD LIBOR + 220 bps) due 08/13/19[2,3]	4,000,000	4,015,833
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.33% (1 Month USD LIBOR + 210 bps) due 07/15/31[2,3]	2,250,000	2,228,423
2014-FL5, 2.21% (1 Month USD LIBOR + 98 bps) due 07/15/31[2,3]	383,361	383,935
GAHR Commercial Mortgage Trust
2015-NRF, 2.53% (1 Month USD LIBOR + 130 bps) due 12/15/34[2,3]	286,710	286,371
Total Commercial Mortgage Backed Securities		11,442,090
Total Collateralized Mortgage Obligations
(Cost $49,518,959)		50,114,843
COMMERCIAL PAPER†† - 12.0%
Molex Electronics Tech
1.41% due 10/24/17[3,4,5]	7,000,000	6,993,694
1.41% due 10/02/17[3,4,5]	6,500,000	6,499,745
Total Molex Electronics Tech		13,493,439
CBS Corp.
1.40% due 11/07/17[3,4,5]	7,500,000	7,489,208
Hewlett-Packard Co.
1.47% due 10/16/17[3,4,5]	7,000,000	6,995,713
VF Corporation
1.35% due 10/16/17[3,4,5]	6,550,000	6,546,316

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 12.0%† - (continued)
Ryder System, Inc.
1.35% due 10/17/17[4,5]	6,500,000	$6,496,100
Thomson Reuters Corporation
1.24% due 10/30/17[3,4,5]	6,500,000	6,492,565
Omnicom Capital, Inc.
1.33% due 11/07/17[3,4,5]	6,500,000	6,490,640
Marriott International, Inc.
1.31% due 10/27/17[3,4,5]	5,500,000	5,494,439
Total Commercial Paper
(Cost $59,498,420)		59,498,420
Total Investments - 101.8%
(Cost $500,898,903)		$502,721,603
Other Assets & Liabilities, net - (1.8)%		(8,890,565)
Total Net Assets - 100.0%		$493,831,038

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at September 30, 2017	Net Unrealized Appreciation (Depreciation)
Citigroup	(169,500,000)	MXN	01/04/18	$9,444,475	$9,170,821	$273,654
Citigroup	(1,036,000,000)	JPY	12/11/17	9,438,130	9,238,448	199,682
Goldman Sachs	(8,045,000)	EUR	11/17/17	9,659,085	9,534,087	124,998
Goldman Sachs	(7,850,000)	EUR	11/30/17	9,432,418	9,309,557	122,861
Citigroup	(4,400,000)	GBP	10/02/17	5,945,148	5,895,120	50,028
Goldman Sachs	(651,460,000)	HUF	10/18/17	2,522,716	2,473,358	49,358
Goldman Sachs	(746,240,000)	HUF	10/25/17	2,870,709	2,834,654	36,055
J.P. Morgan	(160,000,000)	MXN	11/09/17	8,760,643	8,732,221	28,422
Goldman Sachs	(621,300,000)	JPY	10/30/17	5,549,219	5,529,333	19,886
Goldman Sachs	(208,000,000)	HUF	04/25/18	801,882	797,385	4,497
Deutsche Bank	(15,238,125)	ILS	10/31/17	4,320,789	4,319,488	1,301
Goldman Sachs	(3,244,800)	ILS	01/31/18	908,271	923,462	(15,191)
Deutsche Bank	(803,825)	EUR	10/10/17	905,043	950,455	(45,412)
Citigroup	(12,656,250)	ILS	10/31/17	3,520,612	3,587,614	(67,002)
Goldman Sachs	160,000,000	MXN	11/09/17	(8,887,655)	(8,732,221)	(155,434)
Citigroup	(7,655,000)	EUR	10/13/17	8,791,316	9,053,101	(261,785)
J.P. Morgan	(103,000,000)	CZK	11/09/17	4,123,463	4,700,831	(577,368)
						$(211,450)

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of September 30, 2017.
2	Variable rate security. Rate indicated is rate effective at September 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $323,821,590 (cost $323,074,589), or 65.6% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Euro Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$215,015,484	$—	$—	$215,015,484
Collateralized Mortgage Obligations	—	50,114,843	—	—	50,114,843
Commercial Paper	—	59,498,420	—	—	59,498,420
Corporate Bonds	—	88,352,839	—	—	88,352,839
Forward Foreign Currency Exchange Contracts	—	—	910,742	—	910,742
Foreign Government Debt	—	78,114,908	—	—	78,114,908
Money Market Fund	11,625,109	—	—	—	11,625,109
Total Assets	$11,625,109	$491,096,494	$910,742	$—	$503,632,345

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$1,122,192	$—	$1,122,192

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, the Fund had securities with a total value of $515,742 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value or the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Corporate Bonds	Total
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$954,102	$6,396,862	$7,350,964
Sales, maturities and paydowns	(439,311)	(6,400,000)	(6,839,311)
Total change in unrealized gains or losses included in earnings	951	3,138	4,089
Transfers into Level 3	—-	—-	—-
Transfers out of Level 3	(515,742)	—-	(515,742)
Ending Balance	$—-	$—-	$—-
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$—-	$—-	$—-

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.90%[1]	6,727,092	$6,727,092
Total Money Market Fund
(Cost $6,727,092)		6,727,092

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 50.4%
Collateralized Loan Obligations - 49.7%
Golub Capital Partners CLO Ltd.
2014-21A, 3.21% (3 Month USD LIBOR + 190 bps) due 10/25/26[2,3]	2,750,000	2,749,941
2016-33A, 3.80% (3 Month USD LIBOR + 248 bps) due 11/21/28[2,3]	2,500,000	2,493,379
2015-25A, 3.11% (3 Month USD LIBOR + 180 bps) due 08/05/27[2,3]	1,500,000	1,502,469
KVK CLO Ltd.
2017-2A, 2.48% (3 Month USD LIBOR + 118 bps) due 07/15/26[2,3]	4,200,000	4,204,977
2017-1A, 2.62% (3 Month USD LIBOR + 130 bps) due 05/15/26[2,3]	1,300,000	1,304,347
AIMCO CLO Series 2014-A
2017-AA, 2.41% (3 Month USD LIBOR + 110 bps) due 07/20/26[2,3]	4,900,000	4,899,919
OZLM VIII Ltd.
2017-8A, 2.43% (3 Month USD LIBOR + 113 bps) due 10/17/26[2,3]	4,900,000	4,897,434
Telos CLO 2014-6 Ltd.
2017-6A, 2.57% (3 Month USD LIBOR + 127 bps) due 01/17/27[2,3]	4,800,000	4,815,250
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.47% (3 Month USD LIBOR + 115 bps) due 11/15/25[2,3]	4,800,000	4,810,378
Venture XVI CLO Ltd.
2017-16A, 2.42% (3 Month USD LIBOR + 112 bps) due 04/15/26[2,3]	4,700,000	4,721,517
Octagon Investment Partners XIX Ltd.
2017-1A, 2.40% (3 Month USD LIBOR + 110 bps) due 04/15/26[2,3]	4,700,000	4,705,017
TICP CLO II Ltd.
2017-2A, 2.47% (3 Month USD LIBOR + 116 bps) due 07/20/26[2,3]	4,700,000	4,701,079
TICP CLO Ltd.
2014-3A, 2.49% (3 Month USD LIBOR + 118 bps) due 01/20/27[2,3]	4,650,000	4,647,880
OHA Loan Funding Ltd.
2017-1A, 2.76% (3 Month USD LIBOR + 145 bps) due 07/23/25[2,3]	4,600,000	4,599,918
OZLM IX Ltd.
2017-9A, 2.53% (3 Month USD LIBOR + 122 bps) due 01/20/27[2,3]	2,750,000	2,761,428
2017-9A, 2.96% (3 Month USD LIBOR + 165 bps) due 01/20/27[2,3]	1,750,000	1,760,094
Flagship CLO
2017-8A, 2.55% (3 Month USD LIBOR + 125 bps) due 01/16/26[2,3]	4,500,000	4,512,283
CIFC Funding Ltd.
2017-4A, 2.68% (3 Month USD LIBOR + 138 bps) due 10/17/26[2,3]	2,000,000	2,008,878
2016-1A, 3.26% (3 Month USD LIBOR + 195 bps) due 01/22/27[2,3]	2,000,000	2,007,134
Sound Point CLO IV Ltd.
2017-3A, 2.41% (3 Month USD LIBOR + 110 bps) due 01/21/26[2,3]	3,600,000	3,612,604
Regatta V Funding Ltd.
2017-1A, 2.47% (3 Month USD LIBOR + 116 bps) due 10/25/26[2,3]	3,600,000	3,600,919
Cent CLO LP
2017-21A, 2.53% (3 Month USD LIBOR + 121 bps) due 07/27/26[2,3]	3,500,000	3,509,302
LMREC, Inc.
2015-CRE1, 2.99% (1 Month USD LIBOR + 175 bps) due 02/22/32[2,3]	3,000,000	3,033,227
Great Lakes CLO Ltd.
2014-1A, 3.15% (3 Month USD LIBOR + 185 bps) due 04/15/25[2,3]	2,100,000	2,101,930
2014-1A, 3.90% (3 Month USD LIBOR + 260 bps) due 04/15/25[2,3]	600,000	591,766
2014-1A, 5.00% (3 Month USD LIBOR + 370 bps) due 04/15/25[2,3]	250,000	250,006
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 130 bps) due 11/12/25[2,3]	2,800,000	2,805,304
Hunt CRE Ltd.
2017-FL1, 2.23% (1 Month USD LIBOR + 100 bps) due 08/15/34[2,3]	2,700,000	2,701,629

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 50.4% (continued)
Collateralized Loan Obligations - 49.7% (continued)
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.77% (3 Month USD LIBOR + 147 bps) due 10/15/25[2,3]	1,500,000	$1,499,422
2013-3A, 2.42% (3 Month USD LIBOR + 112 bps) due 07/15/25[2,3]	1,050,000	1,050,195
Steele Creek CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 133 bps) due 08/21/26[2,3]	2,300,000	2,310,034
Fortress Credit BSL II Ltd.
2017-2A, 2.46% (3 Month USD LIBOR + 115 bps) due 10/19/25[2,3]	2,300,000	2,308,215
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 163 bps) due 02/28/26[2,3]	2,300,000	2,303,207
Vibrant CLO III Ltd.
2016-3A, 2.79% (3 Month USD LIBOR + 148 bps) due 04/20/26[2,3]	2,200,000	2,214,792
Tralee CLO III Ltd.
2016-3A, 3.31% (3 Month USD LIBOR + 200 bps) due 07/20/26[2,3]	2,200,000	2,200,214
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 180 bps) due 05/28/25[2,3]	2,200,000	2,200,033
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 205 bps) due 10/24/24[2]	2,000,000	2,012,434
Avery Point V CLO Ltd.
2017-5A, 2.28% (3 Month USD LIBOR + 98 bps) due 07/17/26[2,3]	2,000,000	2,010,000
ACIS CLO Ltd.
2014-3A, 2.82% (3 Month USD LIBOR + 151 bps) due 02/01/26[2,3]	1,000,000	1,007,272
2015-6A, 2.90% (3 Month USD LIBOR + 159 bps) due 05/01/27[2,3]	1,000,000	1,001,497
Flatiron CLO 2013-1 Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 165 bps) due 01/17/26[2,3]	2,000,000	2,008,272
Dryden 31 Senior Loan Fund
2017-31A, 2.38% (3 Month USD LIBOR + 108 bps) due 04/18/26[2,3]	2,000,000	2,004,265
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.58% (3 Month USD LIBOR + 125 bps) due 06/20/27[2,3]	2,000,000	2,003,868
CIFC Funding 2014-III Ltd.
2017-3A, 2.26% (3 Month USD LIBOR + 95 bps) due 07/22/26[2,3]	2,000,000	1,999,970
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.61% (3 Month USD LIBOR + 230 bps) due 10/20/25[2,3]	2,000,000	1,999,953
Vibrant CLO II Ltd.
2017-2A, 2.21% (3 Month USD LIBOR + 90 bps) due 07/24/24[2,3]	2,000,000	1,998,575
Regatta III Funding Ltd.
2017-1A, 2.35% (3 Month USD LIBOR + 105 bps) due 04/15/26[2,3]	2,000,000	1,997,796
Venture XVII CLO Ltd.
2017-17A, 2.38% (3 Month USD LIBOR + 108 bps) due 07/15/26[2,3]	2,000,000	1,997,672
Jamestown CLO III Ltd.
2017-3A, 2.44% (3 Month USD LIBOR + 114 bps) due 01/15/26[2,3]	1,800,000	1,803,121
Telos CLO Ltd.
2014-5A, 2.85% (3 Month USD LIBOR + 155 bps) due 04/17/25[2,3]	1,200,000	1,210,018
2014-5A, 3.45% (3 Month USD LIBOR + 215 bps) due 04/17/25[2,3]	500,000	500,004
Octagon Investment Partners XXII Ltd.
2017-1A, 2.43% (3 Month USD LIBOR + 112 bps) due 11/25/25[2,3]	1,650,000	1,653,181
Golub Capital BDC CLO LLC
2014-1A, 3.81% (3 Month USD LIBOR + 250 bps) due 04/25/26[2,3]	1,400,000	1,397,271
Fortress Credit Investments IV Ltd.
2015-4A, 3.20% (3 Month USD LIBOR + 190 bps) due 07/17/23[2,3]	1,250,000	1,250,875
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.55% (3 Month USD LIBOR + 225 bps) due 04/28/26[2,3]	1,200,000	1,200,756

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 50.4% (continued)
Collateralized Loan Obligations - 49.7% (continued)
Voya CLO Ltd.
2013-1A, 2.44% (3 Month USD LIBOR + 114 bps) due 04/15/24[2,3]	1,189,247	$1,191,311
Cerberus Loan Funding XVI, LP
2016-2A, 3.35% (3 Month USD LIBOR + 205 bps) due 11/15/27[2,3]	1,100,000	1,120,781
Cent CLO Ltd.
2013-19A, 2.64% (3 Month USD LIBOR + 133 bps) due 10/29/25[2,3]	1,100,000	1,100,658
Venture XIX CLO Ltd.
2016-19A, 3.30% (3 Month USD LIBOR + 200 bps) due 01/15/27[2,3]	1,000,000	1,015,522
KKR CLO 15 Ltd.
2016-15, 2.86% (3 Month USD LIBOR + 156 bps) due 10/18/28[2,3]	1,000,000	1,012,112
Shackleton CLO Ltd.
2016-7A, 3.25% (3 Month USD LIBOR + 195 bps) due 04/15/27[2,3]	1,000,000	1,006,112
Seneca Park CLO Limited
2017-1A, 2.42% (3 Month USD LIBOR + 112 bps) due 07/17/26[2,3]	1,000,000	1,003,730
WhiteHorse VI Ltd.
2016-1A, 3.21% (3 Month USD LIBOR + 190 bps) due 02/03/25[2,3]	1,000,000	1,000,758
Catamaran CLO Ltd.
2016-1A, 3.22% (3 Month USD LIBOR + 195 bps) due 12/20/23[2,3]	1,000,000	1,000,265
Crown Point CLO III Ltd.
2015-3A, % (3 Month USD LIBOR + 91 bps) due 12/31/27[2]	1,000,000	1,000,176
PFP Ltd.
2015-2, 3.23% (1 Month USD LIBOR + 200 bps) due 07/14/34[2,3]	1,000,000	998,931
Monroe Capital CLO Ltd.
2014-1A, 3.11% (3 Month USD LIBOR + 180 bps) due 10/22/26[2,3]	1,000,000	998,862
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.46% (3 Month USD LIBOR + 115 bps) due 04/25/25[2,3]	988,130	991,855
Brentwood CLO Corp.
2006-1A, 2.13% (3 Month USD LIBOR + 82 bps) due 02/01/22[2,3]	1,000,000	985,663
NewMark Capital Funding CLO Ltd.
2013-1A, 2.44% (3 Month USD LIBOR + 112 bps) due 06/02/25[2,3]	899,799	900,043
Gallatin CLO VII Ltd.
2014-1A, 3.35% (3 Month USD LIBOR + 205 bps) due 07/15/23[2,3]	800,000	798,808
Rockwall CDO II Ltd.
2007-1A, 1.86% (3 Month USD LIBOR + 55 bps) due 08/01/24[2,3]	750,081	749,435
Cereberus ICQ Levered LLC
2015-1A, 3.35% (3 Month USD LIBOR + 205 bps) due 11/06/25[2,3]	706,972	707,296
Venture VII CDO Ltd.
2006-7A, 1.54% (3 Month USD LIBOR + 23 bps) due 01/20/22[2,3]	557,260	554,248
RFTI Issuer Ltd.
2015-FL1, 2.98% (1 Month USD LIBOR + 175 bps) due 08/15/30[2,3]	538,977	538,821
Madison Park Funding V Ltd.
2007-5A, 2.77% (3 Month USD LIBOR + 145 bps) due 02/26/21[2,3]	500,000	491,788
Lime Street CLO Ltd.
2007-1A, 2.28% (3 Month USD LIBOR + 95 bps) due 06/20/21[2,3]	500,000	482,191
Newstar Commercial Loan Funding LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 04/20/25[2,3]	250,000	248,207
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 07/25/25[2,3]	250,000	245,740
Total Collateralized Loan Obligations		157,596,234
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	2,250,000	2,251,981
Total Asset-Backed Securities
(Cost $159,461,283)		159,848,215

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.4%
Financial - 13.5%
Station Place Securitization Trust
1.99% (1 Month USD LIBOR + 75 bps) due 08/24/18[2,3]	5,700,000	$5,700,000
2.14% (1 Month USD LIBOR + 90 bps) due 02/25/49[2,3]	2,266,667	2,266,858
2.14% (1 Month USD LIBOR + 90 bps) due 07/24/18[2,3]	1,400,000	1,400,000
Station Place Securitization Trust Series 2017-5
2.24% (1 Month USD LIBOR + 100 bps) due 08/24/18[2,3]	3,050,000	3,050,000
Sumitomo Mitsui Trust Bank Ltd.
2.21% (3 Month USD LIBOR + 91 bps) due 10/18/19[2,3]	2,200,000	2,221,080
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[2,3]	800,000	800,481
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[2,3]	2,350,000	2,384,221
UBS Group Funding Switzerland AG
3.08% (3 Month USD LIBOR + 178 bps) due 04/14/21[2,3]	2,250,000	2,330,600
Capital One North America/Mclean VA
2.46% (3 Month USD LIBOR + 115 bps) due 08/17/18[2]	1,500,000	1,511,271
2.08% (3 Month USD LIBOR + 77 bps) due 09/13/19[2]	650,000	654,273
Citigroup, Inc.
2.62% (3 Month USD LIBOR + 131 bps) due 10/26/20[2]	2,100,000	2,145,633
Goldman Sachs Group, Inc.
2.52% (3 Month USD LIBOR + 120 bps) due 09/15/20[2]	1,450,000	1,477,456
2.51% (3 Month USD LIBOR + 120 bps) due 04/30/18[2]	360,000	362,125
2.06% (3 Month USD LIBOR + 73 bps) due 12/27/20[2]	300,000	301,203
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 71 bps) due 04/15/19[2]	2,100,000	2,116,984
Mitsubishi UFJ Financial Group, Inc.
3.20% (3 Month USD LIBOR + 188 bps) due 03/01/21[2]	2,000,000	2,080,843
Morgan Stanley
2.69% (3 Month USD LIBOR + 138 bps) due 02/01/19[2]	2,000,000	2,028,482
National Bank of Canada
2.16% (3 Month USD LIBOR + 84 bps) due 12/14/18[2]	2,000,000	2,015,923
Santander UK plc
2.80% (3 Month USD LIBOR + 148 bps) due 03/14/19[2]	1,900,000	1,931,054
Fifth Third Bank/Cincinnati OH
2.23% (3 Month USD LIBOR + 91 bps) due 08/20/18[2]	1,500,000	1,509,288
Bank of America Corp.
1.97% (3 Month USD LIBOR + 65 bps) due 10/01/21[2]	1,500,000	1,504,524
Sumitomo Mitsui Financial Group, Inc.
3.00% (3 Month USD LIBOR + 168 bps) due 03/09/21[2]	1,350,000	1,395,648
Bank of America North America
2.08% (3 Month USD LIBOR + 76 bps) due 12/07/18[2]	750,000	755,303
Synchrony Financial
2.54% (3 Month USD LIBOR + 123 bps) due 02/03/20[2]	500,000	504,990
Capital One Financial Corp.
2.07% (3 Month USD LIBOR + 76 bps) due 05/12/20[2]	250,000	251,274
Total Financial		42,699,514
Consumer, Non-cyclical - 1.1%
Allergan Funding SCS
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[2]	1,551,000	1,579,875
Kraft Heinz Foods Co.
1.88% (3 Month USD LIBOR + 57 bps) due 02/10/21[2]	1,400,000	1,401,258
HCA, Inc.
4.25% due 10/15/19	550,000	569,250
Total Consumer, Non-cyclical		3,550,383
Energy - 0.5%
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[2]	1,600,000	1,603,296
Communications - 0.4%
Discovery Communications LLC
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[2]	1,500,000	1,509,171
Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	900,000	918,000
Consumer, Cyclical - 0.3%
Lennar Corp.
4.50% due 06/15/19	850,000	874,438
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.80% (3 Month USD LIBOR + 350 bps) due 07/15/21[2,3]	750,000	765,000
Total Corporate Bonds
(Cost $51,720,160)		51,919,802

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 14.8%
Residential Mortgage Backed Securities - 11.6%
CSMC Series
2014-7R, 1.38% (WAC) due 10/27/36[2,3]	1,495,230	$1,472,648
2014-7R, 1.39% (WAC) due 12/27/37[2,3]	1,457,473	1,419,643
2014-2R, 1.43% (1 Month USD LIBOR + 20 bps) due 02/27/46[2,3]	1,413,986	1,333,306
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.87% (1 Month USD LIBOR + 63 bps) due 11/25/37[2]	2,333,486	2,323,503
2006-BC1, 1.40% (1 Month USD LIBOR + 16 bps) due 03/25/36[2]	610,880	609,877
2006-NC1, 1.39% (1 Month USD LIBOR + 15 bps) due 05/25/36[2]	235,232	231,024
Nationstar Home Equity Loan Trust
2007-B, 1.46% (1 Month USD LIBOR + 22 bps) due 04/25/37[2]	2,961,134	2,931,832
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.38% (1 Month USD LIBOR + 14 bps) due 11/25/36[2]	2,819,009	2,739,638
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.42% (1 Month USD LIBOR + 18 bps) due 04/25/35[2]	2,445,468	2,438,322
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.19% (1 Month USD LIBOR + 195 bps) due 08/25/28[2]	1,199,788	1,210,431
2016-C02, 3.39% (1 Month USD LIBOR + 215 bps) due 09/25/28[2]	1,019,209	1,030,373
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 2.14% (1 Month USD LIBOR + 90 bps) due 10/25/27[2]	2,172,215	2,175,001
CIT Mortgage Loan Trust
2007-1, 2.59% (1 Month USD LIBOR + 135 bps) due 10/25/37[2,3]	1,134,349	1,140,011
2007-1, 2.69% (1 Month USD LIBOR + 145 bps) due 10/25/37[2,3]	810,625	816,205
Countrywide Asset-Backed Certificates
2006-6, 1.41% (1 Month USD LIBOR + 17 bps) due 09/25/36[2]	1,827,837	1,715,643
LSTAR Commercial Mortgage Trust
2016-7, 3.24% (1 Month USD LIBOR + 200 bps) due 12/01/21[2,3]	1,507,177	1,507,177
LSTAR Securities Investment Ltd.
2016-4, 3.24% (1 Month USD LIBOR + 200 bps) due 10/01/21[2,3]	989,545	984,950
2016-5, 3.24% (1 Month USD LIBOR + 200 bps) due 11/01/21[2,3]	495,411	495,602
GSAMP Trust
2005-HE6, 1.68% (1 Month USD LIBOR + 44 bps) due 11/25/35[2]	1,427,372	1,430,987
New Residential Mortgage Loan Trust 2017-5
2017-5A, 2.74% (1 Month USD LIBOR + 150 bps) due 06/25/57[2,3]	1,246,264	1,281,030
Structured Asset Investment Loan Trust
2005-1, 1.96% (1 Month USD LIBOR + 72 bps) due 02/25/35[2,3]	658,912	657,327
2005-2, 1.97% (1 Month USD LIBOR + 74 bps) due 03/25/35[2]	610,884	611,836
Encore Credit Receivables Trust
2005-4, 1.68% (1 Month USD LIBOR + 44 bps) due 01/25/36[2]	1,100,000	1,093,052
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.18% (1 Month USD LIBOR + 95 bps) due 06/25/35[2]	1,000,000	1,000,627
Ellington Loan Acquisition Trust
2007-2, 2.19% (1 Month USD LIBOR + 95 bps) due 05/25/37[2,3]	924,403	925,898
GSMSC Resecuritization Trust
2014-3R, 1.41% (1 Month USD LIBOR + 18 bps) due 11/26/36[2,3]	741,767	732,960

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 14.8% (continued)
Residential Mortgage Backed Securities - 11.6% (continued)
Aames Mortgage Investment Trust
2006-1, 1.56% (1 Month USD LIBOR + 32 bps) due 04/25/36[2]	643,098	$643,295
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	551,252	553,130
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	509,197	515,742
New Century Home Equity Loan Trust Series
2005-C, 1.49% (1 Month USD LIBOR + 25 bps) due 12/25/35[2]	367,846	365,515
Accredited Mortgage Loan Trust
2007-1, 1.37% (1 Month USD LIBOR + 13 bps) due 02/25/37[2]	277,531	275,885
Total Residential Mortgage Backed Securities		36,662,470
Commercial Mortgage Backed Securities - 3.2%
Cosmopolitan Hotel Trust
2016-CSMO, 2.63% (1 Month USD LIBOR + 140 bps) due 11/15/33[2,3]	2,700,000	2,716,517
Hospitality Mortgage Trust
2017-HIT, 2.08% (1 Month USD LIBOR + 85 bps) due 05/08/30[2,3]	2,400,000	2,402,995
Morgan Stanley Capital I Trust
2015-XLF1, 3.44% (1 Month USD LIBOR + 220 bps) due 08/13/19[2,3]	2,000,000	2,007,916
GS Mortgage Securities Corporation Trust
2017-STAY, 2.08% (1 Month USD LIBOR + 85 bps) due 07/15/32[2,3]	2,000,000	1,983,715
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.33% (1 Month USD LIBOR + 210 bps) due 07/15/31[2,3]	1,000,000	990,410
2014-FL5, 2.21% (1 Month USD LIBOR + 98 bps) due 07/15/31[2,3]	85,191	85,319
Total Commercial Mortgage Backed Securities		10,186,872
Total Collateralized Mortgage Obligation
(Cost $46,490,947)		46,849,342
FOREIGN GOVERNMENT DEBT†† - 10.9%
Government of Japan
due 12/11/17[5]	JPY 666,500,000	5,924,872
due 10/30/17[5]	JPY 397,400,000	3,532,156
Total Government of Japan		9,457,028
Republic of Portugal
due 11/17/17[5]	EUR 5,250,000	6,207,764
Republic of Italy
due 11/30/17[5]	EUR 5,050,000	5,972,411
United Mexican States
due 01/04/18[5]	MXN 10,900,000	5,872,946
Spain (Kingdom Of)
due 12/08/17[5]	EUR 3,710,000	4,388,981
Czech Republic Government Bond
due 11/09/17[5]	CZK 58,000,000	2,642,700
Total Foreign Government Debt
(Cost $34,660,006)		34,541,830
SENIOR FLOATING RATE INTERESTS††,2 - 1.1%
Financial - 0.4%
Fly Leasing Ltd.
3.56% (3 Month USD LIBOR + 225 bps) due 02/09/23[2]	1,212,415	1,214,440
Communications - 0.3%
Sprint Communications, Inc.
3.75% (1 Month USD LIBOR + 250 bps) due 02/02/24[2]	1,144,250	1,144,971
Consumer, Non-cyclical - 0.2%
Smart & Final Stores LLC
4.83% (3 Month USD LIBOR + 350 bps) due 11/15/22[2]	600,000	576,936
Technology - 0.2%
First Data Corp.
3.74% (1 Month USD LIBOR + 250 bps) due 04/26/24[2]	557,470	559,165
Consumer, Cyclical - 0.0%
Advantage Sales & Marketing LLC
4.49% (1 Month USD LIBOR + 325 bps) due 07/23/21[2]	132,789	124,780
Total Senior Floating Rate Interests
(Cost $3,638,696)		3,620,292
COMMERCIAL PAPER†† - 5.0%
Anthem, Inc.
1.37% due 10/03/17[3,4,5]	4,500,000	4,499,657
McDonald's Corp.
1.22% due 10/10/17[3,4,5]	4,000,000	3,998,640
Hewlett-Packard Co.
1.45% due 10/30/17[3,4,5]	4,000,000	3,995,328
Marriott International, Inc.
1.31% due 10/27/17[3,4,5]	3,500,000	3,496,461
Total Commercial Paper
(Cost $15,990,086)		15,990,086
Total Investments - 100.7%
(Cost $318,688,270)		$319,496,659
Other Assets & Liabilities, net - (0.7)%		(2,349,963)
Total Net Assets - 100.0%		$317,146,696

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2017	Net Unrealized Appreciation (Depreciation)
Citigroup	(109,000,000)	MXN	01/04/18	$6,073,438	$5,897,460	$175,978
Citigroup	(666,500,000)	JPY	12/11/17	6,071,925	5,943,461	128,464
Goldman Sachs	(5,250,000)	EUR	11/17/17	6,303,319	6,221,747	81,571
Goldman Sachs	(5,050,000)	EUR	11/30/17	6,067,989	5,988,951	79,038
Goldman Sachs	(3,710,000)	EUR	12/08/17	4,459,364	4,402,046	57,318
Goldman Sachs	(397,400,000)	JPY	10/30/17	3,549,428	3,536,708	12,720
J.P. Morgan	(58,000,000)	CZK	11/09/17	2,321,950	2,647,070	(325,120)
						$209,969

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of September 30, 2017.
2	Variable rate security. Rate indicated is rate effective at September 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $217,766,432 (cost $217,215,582), or 68.7% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

CZK	Czech Koruna
EUR	Euro
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2017 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$159,848,215	$—	$—	$159,848,215
Collateralized Mortgage Obligations	—	46,849,342	—	—	46,849,342
Commercial Paper	—	15,990,086	—	—	15,990,086
Corporate Bonds	—	51,919,802	—	—	51,919,802
Forward Foreign Currency Exchange Contracts	—	—	535,089	—	535,089
Foreign Government Debt	—	34,541,830	—	—	34,541,830
Money Market Fund	6,727,092	—	—	—	6,727,092
Senior Floating Rate Interests	—	3,620,292	—	—	3,620,292
Total Assets	$6,727,092	$312,769,567	$535,089	$—	$320,031,748

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$325,120	$—	$325,120

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, the Fund had securities with a total value of $515,742 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Collateralized Mortgage Obligations
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$954,102
Sales, maturities and paydowns	(439,310)
Total change in unrealized gains or losses included in earnings	950
Transfers into Level 3	—
Transfers out of Level 3	(515,742)
Ending Balance
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Prime Cash Management — Institutional Class 0.90%[1]	2,506,384	$2,506,384
Total Money Market Fund
(Cost $2,506,384)		2,506,384

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 56.7%
Collateralized Loan Obligations - 55.8%
KVK CLO Ltd.
2017-2A, 2.48% (3 Month USD LIBOR + 118 bps) due 07/15/26[2,3]	2,600,000	2,603,081
2017-1A, 2.62% (3 Month USD LIBOR + 130 bps) due 05/15/26[2,3]	1,000,000	1,003,344
Telos CLO 2014-6 Ltd.
2017-6A, 2.57% (3 Month USD LIBOR + 127 bps) due 01/17/27[2,3]	2,700,000	2,708,579
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.47% (3 Month USD LIBOR + 115 bps) due 11/15/25[2,3]	2,700,000	2,705,839
Octagon Investment Partners XIX Ltd.
2017-1A, 2.40% (3 Month USD LIBOR + 110 bps) due 04/15/26[2,3]	2,700,000	2,702,882
AIMCO CLO Series 2014-A
2017-AA, 2.41% (3 Month USD LIBOR + 110 bps) due 07/20/26[2,3]	2,700,000	2,699,956
OZLM VIII Ltd.
2017-8A, 2.43% (3 Month USD LIBOR + 113 bps) due 10/17/26[2,3]	2,700,000	2,698,587
Golub Capital Partners CLO Ltd.
2016-33A, 3.80% (3 Month USD LIBOR + 248 bps) due 11/21/28[2,3]	1,500,000	1,496,027
2015-25A, 3.11% (3 Month USD LIBOR + 180 bps) due 08/05/27[2,3]	1,200,000	1,201,975
Venture XVI CLO Ltd.
2017-16A, 2.42% (3 Month USD LIBOR + 112 bps) due 04/15/26[2,3]	2,600,000	2,611,903
Seneca Park CLO Limited
2017-1A, 2.42% (3 Month USD LIBOR + 112 bps) due 07/17/26[2,3]	2,600,000	2,609,699
Flagship CLO
2017-8A, 2.55% (3 Month USD LIBOR + 125 bps) due 01/16/26[2,3]	2,600,000	2,607,097
TICP CLO II Ltd.
2017-2A, 2.47% (3 Month USD LIBOR + 116 bps) due 07/20/26[2,3]	2,600,000	2,600,597
OHA Loan Funding Ltd.
2017-1A, 2.76% (3 Month USD LIBOR + 145 bps) due 07/23/25[2,3]	2,600,000	2,599,954
Fortress Credit BSL II Ltd.
2017-2A, 2.46% (3 Month USD LIBOR + 115 bps) due 10/19/25[2,3]	2,500,000	2,508,929
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 205 bps) due 10/24/24[2]	2,000,000	2,012,434
Cent CLO LP
2017-21A, 2.53% (3 Month USD LIBOR + 121 bps) due 07/27/26[2,3]	2,000,000	2,005,315
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.58% (3 Month USD LIBOR + 125 bps) due 06/20/27[2,3]	2,000,000	2,003,868
Vibrant CLO II Ltd.
2017-2A, 2.21% (3 Month USD LIBOR + 90 bps) due 07/24/24[2,3]	2,000,000	1,998,575
Regatta III Funding Ltd.
2017-1A, 2.35% (3 Month USD LIBOR + 105 bps) due 04/15/26[2,3]	2,000,000	1,997,796
Venture XVII CLO Ltd.
2017-17A, 2.38% (3 Month USD LIBOR + 108 bps) due 07/15/26[2,3]	2,000,000	1,997,672
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 180 bps) due 05/28/25[2,3]	1,850,000	1,850,028
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 130 bps) due 11/12/25[2,3]	1,600,000	1,603,031
Hunt CRE Ltd.
2017-FL1, 2.23% (1 Month USD LIBOR + 100 bps) due 08/15/34[2,3]	1,400,000	1,400,845
Vibrant CLO III Ltd.
2016-3A, 2.79% (3 Month USD LIBOR + 148 bps) due 04/20/26[2,3]	1,300,000	1,308,741
Steele Creek CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 133 bps) due 08/21/26[2,3]	1,300,000	1,305,671
Sound Point CLO IV Ltd.
2017-3A, 2.41% (3 Month USD LIBOR + 110 bps) due 01/21/26[2,3]	1,300,000	1,304,551

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 56.7% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Northwoods Capital X Ltd.
2017-10A, 2.39% (3 Month USD LIBOR + 108 bps) due 11/04/25[2,3]	1,300,000	$1,301,929
Tralee CLO III Ltd.
2016-3A, 3.31% (3 Month USD LIBOR + 200 bps) due 07/20/26[2,3]	1,300,000	1,300,126
Telos CLO Ltd.
2014-5A, 2.85% (3 Month USD LIBOR + 155 bps) due 04/17/25[2,3]	1,000,000	1,008,349
2014-5A, 3.45% (3 Month USD LIBOR + 215 bps) due 04/17/25[2,3]	250,000	250,002
Great Lakes CLO Ltd.
2014-1A, 3.15% (3 Month USD LIBOR + 185 bps) due 04/15/25[2,3]	500,000	500,459
2014-1A, 3.90% (3 Month USD LIBOR + 260 bps) due 04/15/25[2,3]	500,000	493,139
2014-1A, 5.00% (3 Month USD LIBOR + 370 bps) due 04/15/25[2,3]	250,000	250,006
Lime Street CLO Ltd.
2007-1A, 2.28% (3 Month USD LIBOR + 95 bps) due 06/20/21[2,3]	1,250,000	1,205,477
Cerberus Loan Funding XVI, LP
2016-2A, 3.35% (3 Month USD LIBOR + 205 bps) due 11/15/27[2,3]	1,000,000	1,018,891
OZLM IX Ltd.
2017-9A, 2.96% (3 Month USD LIBOR + 165 bps) due 01/20/27[2,3]	1,000,000	1,005,768
Dryden 31 Senior Loan Fund
2017-31A, 2.38% (3 Month USD LIBOR + 108 bps) due 04/18/26[2,3]	1,000,000	1,002,133
Jamestown CLO III Ltd.
2017-3A, 2.44% (3 Month USD LIBOR + 114 bps) due 01/15/26[2,3]	1,000,000	1,001,734
ACIS CLO Ltd.
2015-6A, 2.90% (3 Month USD LIBOR + 159 bps) due 05/01/27[2,3]	1,000,000	1,001,497
WhiteHorse VI Ltd.
2016-1A, 3.21% (3 Month USD LIBOR + 190 bps) due 02/03/25[2,3]	1,000,000	1,000,758
Fortress Credit Investments IV Ltd.
2015-4A, 3.20% (3 Month USD LIBOR + 190 bps) due 07/17/23[2,3]	1,000,000	1,000,700
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.55% (3 Month USD LIBOR + 225 bps) due 04/28/26[2,3]	1,000,000	1,000,630
Cent CLO Ltd.
2013-19A, 2.64% (3 Month USD LIBOR + 133 bps) due 10/29/25[2,3]	1,000,000	1,000,598
CIFC Funding 2014-III Ltd.
2017-3A, 2.26% (3 Month USD LIBOR + 95 bps) due 07/22/26[2,3]	1,000,000	999,985
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.77% (3 Month USD LIBOR + 147 bps) due 10/15/25[2,3]	1,000,000	999,614
TICP CLO Ltd.
2014-3A, 2.49% (3 Month USD LIBOR + 118 bps) due 01/20/27[2,3]	1,000,000	999,544
PFP Ltd.
2015-2, 3.23% (1 Month USD LIBOR + 200 bps) due 07/14/34[2,3]	1,000,000	998,931
Monroe Capital CLO Ltd.
2014-1A, 3.11% (3 Month USD LIBOR + 180 bps) due 10/22/26[2,3]	1,000,000	998,862
Golub Capital BDC CLO LLC
2014-1A, 3.81% (3 Month USD LIBOR + 250 bps) due 04/25/26[2,3]	1,000,000	998,050
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.46% (3 Month USD LIBOR + 115 bps) due 04/25/25[2,3]	988,130	991,855
NewMark Capital Funding CLO Ltd.
2013-1A, 2.44% (3 Month USD LIBOR + 112 bps) due 06/02/25[2,3]	899,799	900,043
Rockwall CDO II Ltd.
2007-1A, 1.86% (3 Month USD LIBOR + 55 bps) due 08/01/24[2,3]	750,081	749,435
Venture VII CDO Ltd.
2006-7A, 1.54% (3 Month USD LIBOR + 23 bps) due 01/20/22[2,3]	557,260	554,248
Madison Park Funding V Ltd.
2007-5A, 2.77% (3 Month USD LIBOR + 145 bps) due 02/26/21[2,3]	500,000	491,788

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 56.7% (continued)
Collateralized Loan Obligations - 55.8% (continued)
Newstar Commercial Loan Funding LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 04/20/25[2,3]	250,000	$248,207
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.91% (3 Month USD LIBOR + 260 bps) due 07/25/25[2,3]	250,000	245,740
Total Collateralized Loan Obligations		81,665,474
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,250,000	1,251,100
Total Asset-Backed Securities
(Cost $82,719,597)		82,916,574
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5%
Residential Mortgage Backed Securities - 11.7%
CSMC Series
2014-7R, 1.38% (WAC) due 10/27/36[2,3]	1,445,389	1,423,559
2014-7R, 1.39% (WAC) due 12/27/37[2,3]	1,457,473	1,419,643
2014-2R, 1.43% (1 Month USD LIBOR + 20 bps) due 02/27/46[2,3]	1,194,033	1,125,903
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.87% (1 Month USD LIBOR + 63 bps) due 11/25/37[2]	1,296,381	1,290,836
2006-NC1, 1.39% (1 Month USD LIBOR + 15 bps) due 05/25/36[2]	235,232	231,024
GSAMP Trust
2005-HE6, 1.68% (1 Month USD LIBOR + 44 bps) due 11/25/35[2]	1,365,313	1,368,770
Structured Asset Investment Loan Trust
2005-1, 1.96% (1 Month USD LIBOR + 72 bps) due 02/25/35[2,3]	620,152	618,661
2005-2, 1.97% (1 Month USD LIBOR + 74 bps) due 03/25/35[2]	610,884	611,836
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.19% (1 Month USD LIBOR + 195 bps) due 08/25/28[2]	586,563	591,766
2016-C02, 3.39% (1 Month USD LIBOR + 215 bps) due 09/25/28[2]	566,227	572,430
CIT Mortgage Loan Trust
2007-1, 2.59% (1 Month USD LIBOR + 135 bps) due 10/25/37[2,3]	865,181	869,500
2007-1, 2.69% (1 Month USD LIBOR + 145 bps) due 10/25/37[2,3]	261,492	263,292
Countrywide Asset-Backed Certificates
2006-6, 1.41% (1 Month USD LIBOR + 17 bps) due 09/25/36[2]	1,182,718	1,110,122
LSTAR Securities Investment Ltd.
2016-4, 3.24% (1 Month USD LIBOR + 200 bps) due 10/01/21[2,3]	612,575	609,731
2016-5, 3.24% (1 Month USD LIBOR + 200 bps) due 11/01/21[2,3]	495,411	495,602
Encore Credit Receivables Trust
2005-4, 1.68% (1 Month USD LIBOR + 44 bps) due 01/25/36[2]	1,100,000	1,093,052
LSTAR Commercial Mortgage Trust
2016-7, 3.24% (1 Month USD LIBOR + 200 bps) due 12/01/21[2,3]	890,604	890,604
GSMSC Resecuritization Trust
2014-3R, 1.41% (1 Month USD LIBOR + 18 bps) due 11/26/36[2,3]	741,767	732,960
Ellington Loan Acquisition Trust
2007-2, 2.19% (1 Month USD LIBOR + 95 bps) due 05/25/37[2,3]	525,229	526,079
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	504,105	510,584
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	367,501	368,753
New Century Home Equity Loan Trust Series
2005-C, 1.49% (1 Month USD LIBOR + 25 bps) due 12/25/35[2]	302,932	301,012

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage Backed Securities - 11.7% (continued)
Accredited Mortgage Loan Trust
2007-1, 1.37% (1 Month USD LIBOR + 13 bps) due 02/25/37[2]	144,799	$143,940
Total Residential Mortgage Backed Securities		17,169,659
Commercial Mortgage Backed Securities - 2.8%
Cosmopolitan Hotel Trust
2016-CSMO, 2.63% (1 Month USD LIBOR + 140 bps) due 11/15/33[2,3]	1,700,000	1,710,400
Hospitality Mortgage Trust
2017-HIT, 2.08% (1 Month USD LIBOR + 85 bps) due 05/08/30[2,3]	1,300,000	1,301,622
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.33% (1 Month USD LIBOR + 210 bps) due 07/15/31[2,3]	1,000,000	990,410
2014-FL5, 2.21% (1 Month USD LIBOR + 98 bps) due 07/15/31[2,3]	85,191	85,319
Total Commercial Mortgage Backed Securities		4,087,751
Total Collateralized Mortgage Obligations
(Cost $20,991,792)		21,257,410
CORPORATE BONDS†† - 13.6%
Financial - 11.3%
Station Place Securitization Trust
1.99% (1 Month USD LIBOR + 75 bps) due 08/24/18[2,3]	2,800,000	2,800,000
2.14% (1 Month USD LIBOR + 90 bps) due 02/25/49[2,3]	1,333,333	1,333,446
2.14% (1 Month USD LIBOR + 90 bps) due 07/24/18[2,3]	700,000	700,000
Sumitomo Mitsui Trust Bank Ltd.
2.21% (3 Month USD LIBOR + 91 bps) due 10/18/19[2,3]	1,300,000	1,312,456
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[2,3]	100,000	100,060
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[2,3]	1,350,000	1,369,659
Morgan Stanley
2.69% (3 Month USD LIBOR + 138 bps) due 02/01/19[2]	1,300,000	1,318,513
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 71 bps) due 04/15/19[2]	1,300,000	1,310,514
Capital One North America/Mclean VA
2.46% (3 Month USD LIBOR + 115 bps) due 08/17/18[2]	1,200,000	1,209,017
2.08% (3 Month USD LIBOR + 77 bps) due 09/13/19[2]	100,000	100,657
Fifth Third Bank/Cincinnati OH
2.23% (3 Month USD LIBOR + 91 bps) due 08/20/18[2]	1,300,000	1,308,050
Citigroup, Inc.
2.62% (3 Month USD LIBOR + 131 bps) due 10/26/20[2]	1,200,000	1,226,076
Santander UK plc
2.80% (3 Month USD LIBOR + 148 bps) due 03/14/19[2]	1,200,000	1,219,613
Mitsubishi UFJ Financial Group, Inc.
3.20% (3 Month USD LIBOR + 188 bps) due 03/01/21[2]	600,000	624,253
Goldman Sachs Group, Inc.
2.52% (3 Month USD LIBOR + 120 bps) due 09/15/20[2]	300,000	305,681
2.51% (3 Month USD LIBOR + 120 bps) due 04/30/18[2]	300,000	301,771
Total Financial		16,539,766
Consumer, Non-cyclical - 0.8%
Allergan Funding SCS
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[2]	750,000	763,962
HCA, Inc.
4.25% due 10/15/19	200,000	207,000
Kraft Heinz Foods Co.
1.88% (3 Month USD LIBOR + 57 bps) due 02/10/21[2]	150,000	150,135
Total Consumer, Non-cyclical		1,121,097
Energy - 0.5%
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[2]	750,000	751,545
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	650,000	663,000
Communications - 0.5%
Anixter, Inc.
5.63% due 05/01/19	350,000	367,500
Discovery Communications LLC
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[2]	100,000	100,611
Total Communications		468,111

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 13.6% (continued)
Industrial - 0.2%
Reynolds Group Issuer, Inc.
4.80% (3 Month USD LIBOR + 350 bps) due 07/15/21[2,3]	350,000	$357,000
Total Corporate Bonds
(Cost $19,807,135)		19,900,519
FOREIGN GOVERNMENT DEBT†† - 9.9%
Government of Japan
due 10/30/17[5]	JPY 179,100,000	1,591,870
due 12/11/17[5]	JPY 170,500,000	1,515,665
due 10/16/17[5]	JPY 140,700,000	1,250,494
Total Government of Japan		4,358,029
Republic of Portugal
due 11/17/17[5]	EUR 2,410,000	2,849,659
Republic of Italy
due 11/30/17[5]	EUR 2,380,000	2,814,721
Czech Republic Government Bond
due 11/09/17[5]	CZK 33,000,000	1,503,605
United Mexican States
due 01/04/18[5]	MXN 2,520,000	1,357,782
Denmark (Kingdom Of)
4.00% due 11/15/17[5]	DKK 4,800,000	766,547
Government of United Kingdom
due 10/02/17[5]	GBP 555,000	743,589
Total Foreign Government Debt
(Cost $14,342,289)		14,393,932
SENIOR FLOATING RATE INTERESTS††,2 - 1.8%
Technology - 1.0%
Ciena Corp.
3.74% (1 Month USD LIBOR + 250 bps) due 01/28/22[2]	796,000	797,991
First Data Corp.
3.74% (1 Month USD LIBOR + 250 bps) due 04/26/24[2]	600,352	602,177
Total Technology		1,400,168
Communications - 0.4%
Sprint Communications, Inc.
3.75% (1 Month USD LIBOR + 250 bps) due 02/02/24[2]	646,750	647,157
Financial - 0.4%
Fly Leasing Ltd.
3.56% (3 Month USD LIBOR + 225 bps) due 02/09/23[2]	610,247	611,266
Total Senior Floating Rate Interests
(Cost $2,646,661)		2,658,591
COMMERCIAL PAPER†† - 2.1%
Hewlett-Packard Co.
1.47% due 10/16/17[3,4,5]	2,000,000	1,998,775
Anthem, Inc.
1.37% due 10/03/17[3,4,5]	1,000,000	999,924
Total Commercial Paper
(Cost $2,998,699)		2,998,699
Total Investments - 100.3%
(Cost $146,012,557)		$146,632,109
Other Assets & Liabilities, net - (0.3)%		(475,356)
Total Net Assets - 100.0%		$146,156,753

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2017	Net Unrealized Appreciation (Depreciation)
Citigroup	(25,200,000)	MXN	01/04/18	$1,404,135	$1,363,450	$40,685
Goldman Sachs	(2,410,000)	EUR	11/17/17	2,893,523	2,856,078	37,445
Goldman Sachs	(2,380,000)	EUR	11/30/17	2,859,766	2,822,516	37,250
Citigroup	(170,500,000)	JPY	12/11/17	1,553,283	1,520,420	32,863
Citigroup	(555,000)	GBP	10/02/17	749,899	743,589	6,310
Goldman Sachs	(179,100,000)	JPY	10/30/17	1,599,655	1,593,922	5,733
Goldman Sachs	(140,700,000)	JPY	10/16/17	1,254,536	1,251,278	3,258
Citigroup	(4,992,000)	DKK	11/15/17	797,998	794,973	3,025
J.P. Morgan	(33,000,000)	CZK	11/09/17	1,321,110	1,506,092	(184,982)
						$(18,413)

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of September 30, 2017.
2	Variable rate security. Rate indicated is rate effective at September 30, 2017.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2017

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $105,818,083 (cost $105,525,756), or 72.4% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

CZK	Czech Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
JPY	Euro Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$82,916,574	$—	$—	$82,916,574
Collateralized Mortgage Obligations	—	21,257,410	—	—	21,257,410
Commercial Paper	—	2,998,699	—	—	2,998,699
Corporate Bonds	—	19,900,519	—	—	19,900,519
Forward Foreign Currency Exchange Contracts	—	—	166,569	—	166,569
Foreign Government Debt	—	14,393,932	—	—	14,393,932
Money Market Fund	2,506,384	—	—	—	2,506,384
Senior Floating Rate Interests	—	2,658,591	—	—	2,658,591
Total Assets	$2,506,384	$144,125,725	$166,569	$—	$146,798,678

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$184,982	$—	$184,982

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, the Fund had securities with a total value of $510,584 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Collateralized Mortgage Obligations
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$944,561
Sales, maturities and paydowns	(434,917)
Total change in unrealized gains or losses included in earnings	940
Transfers into Level 3	—-
Transfers out of Level 3	(510,584)
Ending Balance
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$—-

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2017

ASSETS:
Investments, at value	$433,763,200
(cost $432,053,241)
Segregated cash with broker	710,001
Unrealized appreciation on forward foreign currency exchange contracts	589,038
Receivables:
Interest	892,470
Fund shares sold	754,984
Dividends	5,697
Other assets	6,291
Total assets	436,721,681
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	1,126,040
Payable for:
Securities purchased	8,690,640
Fund shares redeemed	75,000
Fund accounting/administration fees	18,989
Trustees' fees*	8,574
Transfer agent fees	729
Miscellaneous	210,108
Total liabilities	10,130,080
NET ASSETS	$426,591,601
NET ASSETS CONSIST OF:
Paid in capital	$424,806,901
Undistributed Net Investment Income	488,158
Accumulated net realized gain on investments	122,955
Net unrealized appreciation on investments	1,173,587
Net assets	$426,591,601
Capital shares outstanding	16,991,119
Net asset value per share	$25.11

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2017

ASSETS:
Investments, at value	$502,721,603
(cost $500,898,903)
Segregated cash with broker	700,000
Unrealized depreciation on forward foreign currency exchange contracts	910,742
Receivables:
Interest	1,346,614
Other assets	6,374
Total assets	505,685,333
LIABILITIES:
Overdraft due to custodian bank	37,803
Segregated cash due to broker	280,000
Unrealized depreciation on forward foreign currency exchange contracts	1,122,192
Payable for:
Securities purchased	10,166,140
Fund accounting/administration fees	22,701
Transfer agent fees	691
Miscellaneous	224,768
Total liabilities	11,854,295
NET ASSETS	$493,831,038
NET ASSETS CONSIST OF:
Paid in capital	$491,571,321
Undistributed Net Investment Income	383,311
Accumulated net realized gain on investments	264,609
Net unrealized appreciation on investments	1,611,797
Net assets	$493,831,038
Capital shares outstanding	19,706,458
Net asset value per share	$25.06

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2017

ASSETS:
Investments, at value	$319,496,659
(cost $318,688,270)
Segregated cash with broker	270,000
Unrealized appreciation on forward foreign currency exchange contracts	535,089
Receivables:
Interest	968,003
Other assets	4,957
Total assets	321,274,708
LIABILITIES:
Overdraft due to custodian bank	27,279
Unrealized depreciation on forward foreign currency exchange contracts	325,120
Segregated cash due to broker	290,000
Payable for:
Securities purchased	3,365,938
Fund accounting/administration fees	15,670
Trustees' fees*	3,056
Transfer agent fees	191
Miscellaneous	100,758
Total liabilities	4,128,012
NET ASSETS	$317,146,696
NET ASSETS CONSIST OF:
Paid in capital	$316,037,025
Accumulated net investment loss	(6,012)
Accumulated net realized gain on investments	97,325
Net unrealized appreciation on investments	1,018,358
Net assets	$317,146,696
Capital shares outstanding	12,664,260
Net asset value per share	$25.04

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2017

ASSETS:
Investments, at value	$146,632,109
(cost $146,012,557)
Unrealized appreciation on forward foreign currency exchange contracts	166,569
Receivables:
Interest	519,797
Fund shares sold	199,997
Other assets	4,140
Total assets	147,522,612
LIABILITIES:
Overdraft due to custodian bank	12,218
Unrealized depreciation on forward foreign currency exchange contracts	184,982
Payable for:
Securities purchased	1,107,438
Fund accounting/administration fees	18,505
Trustees' fees*	1,157
Transfer agent fees	932
Miscellaneous	40,627
Total liabilities	1,365,859
NET ASSETS	$146,156,753
NET ASSETS CONSIST OF:
Paid in capital	$145,408,960
Undistributed Net Investment Income	94,233
Accumulated net realized gain on investments	52,489
Net unrealized appreciation on investments	601,071
Net assets	$146,156,753
Capital shares outstanding	5,822,310
Net asset value per share	$25.10

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS
Year Ended September 30, 2017

INVESTMENT INCOME:
Dividends	$42,745
Interest	7,509,963
Other income	19,987
Total investment income	7,572,695

EXPENSES:
Transfer agent fees	12,000
Fund accounting/administration fees	99,999
Line of credit fees	95,263
Professional fees	82,814
Trustees' fees*	24,040
Custodian fees	14,006
Miscellaneous	18,544
Total expenses	346,666
Net investment income	7,226,029

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,753,567
Foreign currency transactions	50,406
Forward currency exchange contracts	(2,805,620)
Net realized gain	998,353

Net change in unrealized appreciation (depreciation) on:
Investments	1,612,536
Foreign currency translations	630
Forward foreign currency exchange contracts	(501,915)
Net change in unrealized appreciation (depreciation)	1,111,251
Net realized and unrealized gain	2,109,604
Net increase in net assets resulting from operations	$9,335,633

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS
Year Ended September 30, 2017

INVESTMENT INCOME:
Interest	$9,554,406
Other income	14,009
Total investment income	9,568,415

EXPENSES:
Transfer agent fees	12,000
Fund accounting/administration fees	99,999
Line of credit fees	95,705
Professional fees	92,412
Trustees' fees*	16,717
Custodian fees	13,854
Miscellaneous	22,199
Total expenses	352,886
Net investment income	9,215,529

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,872,431
Foreign currency transactions	93,104
Forward currency exchange contracts	(3,020,735)
Net realized gain	944,800

Net change in unrealized appreciation (depreciation) on:
Investments	1,424,580
Foreign currency translations	545
Forward foreign currency exchange contracts	(180,540)
Net change in unrealized appreciation (depreciation)	1,244,585
Net realized and unrealized gain	2,189,385
Net increase in net assets resulting from operations	$11,404,914

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS
Year Ended September 30, 2017

INVESTMENT INCOME:
Interest	$6,949,481
Other income	6,019
Total investment income	6,955,500

EXPENSES:
Transfer agent fees	12,000
Fund accounting/administration fees	99,999
Line of credit fees	57,723
Professional fees	69,885
Trustees' fees*	14,712
Custodian fees	8,390
Miscellaneous	18,865
Total expenses	281,574
Net investment income	6,673,926

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	861,890
Foreign currency transactions	81,695
Forward currency exchange contracts	(570,727)
Net realized gain	372,858

Net change in unrealized appreciation (depreciation) on:
Investments	215,929
Forward foreign currency exchange contracts	228,348
Net change in unrealized appreciation (depreciation)	444,277
Net realized and unrealized gain	817,135
Net increase in net assets resulting from operations	$7,491,061

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS
Year Ended September 30, 2017

INVESTMENT INCOME:
Interest	$3,990,298
Total investment income	3,990,298

EXPENSES:
Transfer agent fees	12,000
Fund accounting/administration fees	67,607
Professional fees	58,175
Line of credit fees	34,422
Trustees' fees*	12,291
Custodian fees	5,597
Miscellaneous	16,992
Total expenses	207,084
Net investment income	3,783,214

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	317,648
Foreign currency transactions	45,754
Forward currency exchange contracts	(179,990)
Net realized gain	183,412

Net change in unrealized appreciation (depreciation) on:
Investments	310,576
Foreign currency translations	(68)
Forward foreign currency exchange contracts	(7,135)
Net change in unrealized appreciation (depreciation)	303,373
Net realized and unrealized gain	486,785
Net increase in net assets resulting from operations	$4,269,999

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,226,029	$8,849,455
Net realized gain on investments	998,353	339,545
Net change in unrealized appreciation (depreciation) on investments	1,111,251	1,386,688
Net increase in net assets resulting from operations	9,335,633	10,575,688

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,466,282)	(8,848,857)
Total distributions to shareholders	(7,466,282)	(8,848,857)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	288,596,903	2,604,382,442
Distributions reinvested	5,842,305	8,483,287
Cost of shares redeemed	(277,088,268)	(3,164,411,284)
Net increase (decrease) from capital share transactions	17,350,940	(551,545,555)
Net increase (decrease) in net assets	19,220,291	(549,818,724)

NET ASSETS:
Beginning of year	407,371,310	957,190,034
End of year	$426,591,601	$407,371,310

Undistributed Net Investment Income/ Accumulated net investment loss at end of year	$488,158	$(37,929)

CAPITAL SHARE ACTIVITY:
Shares sold	11,530,262	104,787,158
Shares issued from reinvestment of distributions	233,065	337,719
Shares redeemed	(11,067,196)	(127,301,043)
Net increase (decrease) in shares	696,131	(22,176,166)

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,215,529	$7,028,403
Net realized gain on investments	944,800	150,519
Net change in unrealized appreciation (depreciation) on investments	1,244,585	1,274,819
Net increase in net assets resulting from operations	11,404,914	8,453,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,450,004)	(7,028,410)
Total distributions to shareholders	(9,450,004)	(7,028,410)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	329,904,999	612,483,382
Distributions reinvested	7,307,219	6,683,053
Cost of shares redeemed	(204,968,051)	(615,030,616)
Net increase from capital share transactions	132,244,167	4,135,819
Net increase in net assets	134,199,077	5,561,150

NET ASSETS:
Beginning of year	359,631,961	354,070,811
End of year	$493,831,038	$359,631,961

Undistributed Net Investment Income/ Accumulated net investment loss at end of year	$383,311	$(13,390)

CAPITAL SHARE ACTIVITY:
Shares sold	13,200,185	24,710,445
Shares issued from reinvestment of distributions	292,323	269,447
Shares redeemed	(8,204,530)	(24,810,179)
Net increase in shares	5,287,978	169,713

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,673,926	$5,040,811
Net realized gain on investments	372,858	36,694
Net change in unrealized appreciation (depreciation) on investments	444,277	1,000,274
Net increase in net assets resulting from operations	7,491,061	6,077,779

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,816,001)	(5,040,828)
Total distributions to shareholders	(6,816,001)	(5,040,828)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	115,479,977	68,951,000
Distributions reinvested	6,454,776	5,011,842
Cost of shares redeemed	(22,200,000)	(15,951,000)
Net increase from capital share transactions	99,734,753	58,011,842
Net increase in net assets	100,409,813	59,048,793

NET ASSETS:
Beginning of year	216,736,883	157,688,090
End of year	$317,146,696	$216,736,883

Accumulated net investment loss at end of year	$(6,012)	$(6,557)

CAPITAL SHARE ACTIVITY:
Shares sold	4,616,802	2,777,995
Shares issued from reinvestment of distributions	257,589	202,642
Shares redeemed	(887,693)	(642,283)
Net increase in shares	3,986,698	2,338,354

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,783,214	$3,140,109
Net realized gain on investments	183,412	80,297
Net change in unrealized appreciation (depreciation) on investments	303,373	651,622
Net increase in net assets resulting from operations	4,269,999	3,872,028

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,784,037)	(3,141,768)
Total distributions to shareholders	(3,784,037)	(3,141,768)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,449,955	4,300,000
Distributions reinvested	3,793,229	3,141,768
Cost of shares redeemed	(850,001)	(3,700,000)
Net increase from capital share transactions	13,393,183	3,741,768
Net increase in net assets	13,879,145	4,472,028

NET ASSETS:
Beginning of year	132,277,608	127,805,580
End of year	$146,156,753	$132,277,608

Undistributed Net Investment Income/ Accumulated net investment loss at end of year	$94,233	$(3,374)

CAPITAL SHARE ACTIVITY:
Shares sold	416,822	174,370
Shares issued from reinvestment of distributions	151,384	126,580
Shares redeemed	(33,923)	(149,275)
Net increase in shares	534,283	151,675

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$25.00	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.34	.28	.11
Net gain (loss) on investments (realized and unrealized)	.13	.12	(.02)	(.05)
Total from investment operations	.56	.46	.26	.06
Less distributions from:
Net investment income	(.45)	(.34)	(.28)	(.12)
Return of capital	—	—	—	(.04)
Total distributions	(.45)	(.34)	(.28)	(.16)
Net asset value, end of period	$25.11	$25.00	$24.88	$24.90

Total Return[e]	2.24%	1.95%	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$426,592	$407,371	$957,190	$659,541
Ratios to average net assets:
Net investment income (loss)	1.73%	1.37%	1.14%	0.82%
Total expenses[c]	0.08%	0.07%	0.04%	0.06%
Net expenses[c,d]	0.08%	0.07%	0.04%	0.05%
Portfolio turnover rate	65%	66%	46%	34%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.94	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	.50	.37	.16
Net gain (loss) on investments (realized and unrealized)	.14	.09	(.05)	(.06)
Total from investment operations	.70	.59	.32	.10
Less distributions from:
Net investment income	(.58)	(.50)	(.37)	(.17)
Return of capital	—	—	—	(.03)
Total distributions	(.58)	(.50)	(.37)	(.20)
Net asset value, end of period	$25.06	$24.94	$24.85	$24.90

Total Return[e]	2.82%	2.40%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$493,831	$359,632	$354,071	$220,517
Ratios to average net assets:
Net investment income (loss)	2.25%	2.01%	1.50%	1.19%
Total expenses[c]	0.09%	0.09%	0.07%	0.14%
Net expenses[c,d]	0.09%	0.09%	0.07%	0.12%
Portfolio turnover rate	80%	53%	55%	24%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.98	$24.88	$24.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.69	.62	.49	.22
Net gain (loss) on investments (realized and unrealized)	.07	.10	(.03)	.08
Total from investment operations	.76	.72	.46	.14
Less distributions from:
Net investment income	(.70)	(.62)	(.49)	(.23)
Return of capital	—	—	—	(.00)[e]
Total distributions	(.70)	(.62)	(.49)	(.23)
Net asset value, end of period	$25.04	$24.98	$24.88	$24.91

Total Return[f]	3.10%	2.94%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$317,147	$216,737	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	2.75%	2.51%	1.97%	1.15%
Total expenses[c]	0.12%	0.12%	0.11%	0.24%
Net expenses[c,d]	0.12%	0.12%	0.11%	0.21%
Portfolio turnover rate	78%	37%	33%	25%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Amount is less than $0.01.
[f]	Total return does not reflect the impact of any applicable sales charges.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$25.01	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	.60	.49	.21
Net gain (loss) on investments (realized and unrealized)	.09	.13	(.02)	(.09)
Total from investment operations	.79	.73	.47	.12
Less distributions from:
Net investment income	(.70)	(.60)	(.49)	(.21)
Return of capital	—	—	—	(.01)
Total distributions	(.70)	(.60)	(.49)	(.22)
Net asset value, end of period	$25.10	$25.01	$24.88	$24.90

Total Return[e]	3.20%	2.98%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,157	$132,278	$127,806	$125,138
Ratios to average net assets:
Net investment income (loss)	2.80%	2.42%	1.96%	1.53%
Total expenses[c]	0.15%	0.15%	0.12%	0.19%
Net expenses[c,d]	0.15%	0.15%	0.12%	0.16%
Portfolio turnover rate	76%	31%	41%	27%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are "accredited investors" within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At September 30, 2017, the Trust consisted of four Funds.

This report covers Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the "Funds"), each a diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments ("GI"), provides advisory services. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share ("NAV") of a fund is calculated by dividing the market value of the fund's securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO FINANCIAL STATEMENTS

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Loans
Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2017.

(d) Interests in Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts change in value is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(f) Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fi scal period end, resulting from changes in exchange rates.

(h) Security Transactions with paydowns
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts ("REITs") is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions
Dividends from net investment income are declared daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income are paid monthly and distributions of net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(j) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(k) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the year ended September 30, 2017, there were no earnings credits received.

(l) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at September 30, 2017.

NOTES TO FINANCIAL STATEMENTS

(m) Indemnifications
Under the Funds' organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds utilized derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use, and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund I	Hedge	$70,180,270	$2,101,191
Guggenheim Strategy Fund II	Hedge	69,697,787	2,183,055
Guggenheim Strategy Fund III	Hedge	20,795,840	–
Guggenheim Variable Insurance Strategy Fund III	Hedge	9,576,318	–

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds' Statements of Assets and Liabilities as of September 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS

The following table sets forth the fair value of the Funds' derivative investments categorized by primary risk exposure at September 30, 2017:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Total Value at September 30, 2017
Guggenheim Strategy Fund I	$589,038	$589,038
Guggenheim Strategy Fund II	910,742	910,742
Guggenheim Strategy Fund III	535,089	535,089
Guggenheim Variable Insurance Strategy Fund III	166,569	166,569

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Total Value at September 30, 2017
Guggenheim Strategy Fund I	$1,126,040	$1,126,040
Guggenheim Strategy Fund II	1,122,192	1,122,192
Guggenheim Strategy Fund III	325,120	325,120
Guggenheim Variable Insurance Strategy Fund III	184,982	184,982

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the year ended September 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Forward Foreign Currency Exchange Contracts	Total
Guggenheim Strategy Fund I	$(2,805,620)	$(2,805,620)
Guggenheim Strategy Fund II	(3,020,735)	(3,020,735)
Guggenheim Strategy Fund III	(570,727)	(570,727)
Guggenheim Variable Insurance Strategy Fund III	(179,990)	(179,990)

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Forward Foreign Currency Exchange Contracts	Total
Guggenheim Strategy Fund I	$(501,915)	$(501,915)
Guggenheim Strategy Fund II	(180,540)	(180,540)
Guggenheim Strategy Fund III	228,348	228,348
Guggenheim Variable Insurance Strategy Fund III	(7,135)	(7,135)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO FINANCIAL STATEMENTS

Note 3 – Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not
					Offset in the Statement
				Net Amount	of Assets and Liabilities
			Gross Amounts Offset	of Assets Presented		Cash
		Gross Amounts of	In the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument	Recognized Assets	Assets and Liabilities	Assets and Liabilities	Instruments	Received	Amount
Guggenheim Strategy Fund I	Foreign forward
	currency exchange
	contacts	$ 589,038	$ -	$ 589,038	$(488,383)	$ -	$ 100,655
Guggenheim Strategy Fund II	Foreign forward
	currency exchange
	contacts	910,742	-	910,742	(529,135)	(187,030)	194,577
Guggenheim Strategy Fund II	Foreign forward
	currency exchange
	contacts	535,089	-	535,089	-	-	535,089
Guggenheim Variable Insurance Strategy Fund III	Foreign forward
	currency exchange
	contacts	166,569	-	166,569	-	-	166,569

					Gross Amounts Not
					Offset in the Statement
				Net Amount	of Assets and Liabilities
			Gross Amounts Offset	of Liabilities Presented		Cash
		Gross Amounts of	In the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged	Amount
Guggenheim Strategy Fund I	Foreign forward
	currency exchange
	contacts	$ 1,126,040	$ -	$ 1,126,040	$(488,383)	$(572,434)	$ 65,223
Guggenheim Strategy Fund II	Foreign forward
	currency exchange
	contacts	1,122,192	-	1,122,192	(529,135)	(548,946)	44,111
Guggenheim Strategy Fund III	Foreign forward
	currency exchange
	contacts	325,120	-	325,120	-	(270,000)	55,120
Guggenheim Variable Insurance Strategy Fund III	Foreign forward
	currency exchange
	contacts	184,982	-	184,982	-	-	184,982

The following table presents deposits held by others in connection with derivative investments as of September 30, 2017. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Counterparty	Cash Pledged	Cash Received
Guggenheim Strategy Fund I
JP Morgan Chase and Co.	$710,001	$-
Guggenheim Strategy Fund I Total	$710,001	-
Guggenheim Strategy Fund II
Goldman Sachs Group	$-	$280,000
JP Morgan Chase and Co.	700,000	-
Guggenheim Strategy Fund II Total	$700,000	$280,000
Guggenheim Strategy Fund III
Goldman Sachs Group	$-	$290,000
JP Morgan Chase and Co.	270,000	-
Guggenheim Strategy Fund III Total	$270,000	$290,000

4. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be

NOTES TO FINANCIAL STATEMENTS

determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the year ended September 30, 2017, the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC ("MUIS") acts as the Trust's administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust's securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The tax character of distributions paid during the year ended September 30, 2017 was as follows:
Ordinary
Fund	Income
Guggenheim Strategy Fund I	$7,466,282
Guggenheim Strategy Fund II	9,450,004
Guggenheim Strategy Fund III	6,816,001
Guggenheim Variable Insurance Strategy Fund III	3,784,037

The tax character of distributions paid during the year ended September 30, 2016 was as follows:
Ordinary
Fund	Income
Guggenheim Strategy Fund I	$8,848,857
Guggenheim Strategy Fund II	7,028,410
Guggenheim Strategy Fund III	5,040,828
Guggenheim Variable Insurance Strategy Fund III	3,141,768

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of accumulated earnings/(deficit) as of September 30, 2017 were as follows:
	Undistributed	Undistributed	Net Unrealized	Accumulated	Other
	Ordinary	Long-Term	Appreciation	Capital and	Temporary
Fund	Income	Capital Gain	(Depreciation)	Other Losses	Differences	Total
Guggenheim Strategy Fund I	$667,180	$79,228	$1,710,589	$-	$(672,297)	$1,784,700
Guggenheim Strategy Fund II	1,206,916	114,943	1,823,247	-	(885,389)	2,259,717
Guggenheim Strategy Fund III	870,605	97,325	808,389	-	(666,648)	1,109,671
Guggenheim Variable Insurance Strategy Fund III	411,954	18,909	622,510	-	(305,580)	747,793

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2017, the Funds had no capital loss carryforwards.

For the year ended September 30, 2017, the following capital loss carryforward amounts were utilized:
Fund	Amount
Guggenheim Strategy Fund I	$109,059
Guggenheim Strategy Fund II	49,015
Guggenheim Strategy Fund III	132,913
Guggenheim Variable Insurance Strategy Fund III	32,493

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to foreign currency gains and losses, "mark-to-market" of forward foreign currency exchange contracts, dividends payable, and paydown reclasses. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of September 30, 2017 for permanent book/tax differences:
		Undistributed	Accumulated
	Paid In	Net Investment	Net Realized
Fund	Capital	Income	Loss
Guggenheim Strategy Fund I	$-	$766,340	$(766,340)
Guggenheim Strategy Fund II	-	631,176	(631,176)
Guggenheim Strategy Fund III	-	142,620	(142,620)
Guggenheim Variable Insurance Strategy Fund III	-	98,430	(98,430)

At September 30, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Guggenheim Strategy Fund I	$432,053,241	$1,863,163	$(153,204)	$1,709,959
Guggenheim Strategy Fund II	500,898,903	1,964,014	(141,314)	1,822,700
Guggenheim Strategy Fund III	318,688,270	1,064,392	(256,003)	808,389
Guggenheim Variable Insurance Strategy Fund III	146,012,557	689,990	(67,412)	622,578

NOTES TO FINANCIAL STATEMENTS

7. Securities Transactions

For the year ended September 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$188,608,042	$230,177,724
Guggenheim Strategy Fund II	290,648,139	267,282,196
Guggenheim Strategy Fund III	217,544,619	169,170,670
Guggenheim Variable Insurance Strategy Fund III	93,736,093	97,234,157

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

	Purchases	Sales	Realized Loss
Guggenheim Strategy Fund I	$-	$-	$-
Guggenheim Strategy Fund II	-	919,100	(11,517)
Guggenheim Strategy Fund III	-	945,360	(11,858)
Guggenheim Variable Insurance Strategy Fund III	-	1,037,388	(4,535)

8. Line of credit
The Trust, and certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund's investment objective and program.  For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests.  Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank's "base rate", LIBOR plus 1%, or the federal funds rate 1.06% at September 30, 2017, plus 1/2 of 1%.  The funds that participate in the line of credit, including the Funds, paid aggregate upfront costs of $982,952 to renew the line of credit.
The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount.  The Funds did not have any borrowings under this agreement as of and for the period ended September 30, 2017.
The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under "Line of credit fees".

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Guggenheim Strategy Funds Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim Strategy Funds Trust (comprising, respectively, Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III) (the “Funds”) as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian, brokers, and paying agents or by other appropriate auditing procedures where replies from brokers or paying agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Guggenheim Strategy Funds Trust at September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Tysons, Virginia
November 29, 2017

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.

The Funds' investment income (dividend income plus short-term gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2017, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively.  See qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

	Qualified	Qualified
	Interest	Short-Term
Fund	Income	Capital Gain
Guggenheim Strategy Fund I	79.02%	0.00%
Guggenheim Strategy Fund II	77.78%	0.00%
Guggenheim Strategy Fund III	80.50%	0.00%
Guggenheim Variable Insurance Strategy Fund III	80.03%	0.00%

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Strategy Funds Trust Contracts Review Committee
Guggenheim Strategy Funds Trust (the “Trust”) is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust includes the following series (each, a “Fund,” and collectively, the “Funds”):
• Guggenheim Strategy Fund I (“Strategy Fund I”)	• Guggenheim Strategy Fund II (“Strategy Fund II”)
• Guggenheim Strategy Fund III (“Strategy Fund III”)	• Guggenheim Variable Insurance Strategy Fund III (“VI Strategy Fund”)
Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GPIM (the “Advisory Agreement”).  (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.”  “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses of Guggenheim Partners.)
Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.
Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.  At meetings held in person on April 25, 2017 (the “April Meeting”) and on May 23, 2017 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.
As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”).  Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts.  The Committee took into account various materials received from Guggenheim and Independent Legal Counsel.  Recognizing that the evaluation process with respect to the services provided by GPIM is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities.  The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons.  In evaluating the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, the shares of which are not, and are not expected to be, registered under the Securities Act of 1933, as amended (the “1933 Act”) because such shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.  In this connection, only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.  The Committee assessed the data provided in the FUSE reports in light of the foregoing challenges.
In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees.  Guggenheim also made a presentation at the April Meeting.  Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.
Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.
Nature, Extent and Quality of Services Provided by the Adviser:  With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel.  In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser.  The Committee also considered Guggenheim’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer.  In addition, the Committee noted Guggenheim’s implementation of additional controls and oversight processes relating to risk management, including the establishment of an Enterprise Risk Management Committee comprised of a multi-disciplinary team of senior personnel, as well as enhancements to the organization’s information security program.
In connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered Guggenheim’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, accounting agent, custodian and other service providers to the Funds.  In this respect, the Committee took into account the initiatives undertaken by Guggenheim in connection with the outsourcing of its fund administration and transfer agency services business resulting from Guggenheim’s sale of Rydex Fund Services, LLC (“RFS”), formerly a Guggenheim affiliate and now known as MUFG Investor Services (US), LLC (“MUFG IS”), to Mitsubishi UFJ Trust and Banking Corporation, the trust banking arm of Mitsubishi UFJ Financial Group, a Japanese financial services organization (the “RFS Transaction”).  In particular, the Committee considered Guggenheim’s establishment of the Office of Chief Financial Officer (“OCFO”), its structure and responsibilities, including its role in overseeing the services provided by MUFG IS.  The Committee also considered the resources allocated by Guggenheim to support the OCFO and the detailed plans presented by management for functions for the OCFO both during and upon completion of the transition period with MUFG IS.
The Committee also noted the distinctive nature of the Funds, which are operated as underlying investment options to other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds are not publicly offered as a separate investment product.
With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”).  The Committee received the audited consolidated financial statements of GPIMH as supplemental information.  (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)
The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.
Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance:  The Committee considered the Funds’ investment performance by reviewing the Funds’ total returns for the one-year period ended December 31, 2016, noting the Funds’ inception date of March 11, 2014.  The Committee compared each Fund’s performance to the performance of a universe of other ultra-short institutional bond funds (or institutional class) identified by FUSE for the same time period (the “Performance Universe”).  The Committee noted that the FUSE report included fee and expense data for both the Performance Universe, as well as a smaller group of comparable peer funds also identified by FUSE (the “Peer Group”), with the exception of VI Strategy Fund as to which its Performance Universe constituents were the same as the Peer Group constituent funds.
The Committee noted that each Fund’s investment results were consistent with its investment objective to seek a high level of income consistent with preservation of capital.   The Committee also observed that each Fund outperformed the median return of its Performance Universe for the one-year period ended December 31, 2016, ranking in the first quartile.
After reviewing the foregoing and related factors, the Committee concluded that each Fund’s performance was acceptable.
Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds:  The Committee considered that pursuant to the Advisory Agreement the Funds do not pay the Adviser an advisory fee.  The Committee also compared each Fund’s total net expense ratio to the Peer Group and noted each Fund’s percentile rankings in this regard.  The Committee also reviewed the average and median expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements) of the Peer Group.  Each Fund’s total net expense ratio was below the average and median expense ratios of the Peer Group.
The Committee did not consider profitability as no advisory fee was paid.
The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that until the completion of the RFS Transaction on October 4, 2016, the Adviser may have benefited from arrangements whereby an affiliate received fees from the Funds for providing certain fund administration and transfer agency services.
Economies of Scale:  The Committee did not consider economies of scale to be relevant given that no advisory fee was paid.

Overall Conclusions
Based on the foregoing, the Committee determined that the continuation of the Advisory Agreement is in the best interest of each Fund, in light of the extent and quality of the services provided and other benefits received by the Adviser and the advisory fee structure.  In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors.  At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.
Thereafter, on May 24, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional annual term.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	96	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2013	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	93	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2013	Current: President, Washburn University (1997-present).	93	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	93	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2013	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	93	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2013	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	98	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2013	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	93
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2013	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	95	Former: Bennett Group of Funds (2011-2013).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees

Interested Trustee
Donald C. Cacciapaglia*** (1951)	Trustee	Since 2013	Current: Vice Chairman, Guggenheim Investments (2010-present). Former: President and CEO, certain other funds in the Fund Complex (2012-November 2017); Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	226
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

OFFICERS

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	President, Chief Executive Officer, Vice President, and Chief Legal Officer	Since 2017 (President and Chief Legal Officer) Since 2014 (Chief Legal Officer)
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2013
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since November 2017
Current:  Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).
Former:  Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014 – January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*   The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction.   In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

Item 2.  Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").
(b) No information need be disclosed pursuant to this paragraph.
(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.
(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.
(e) Not applicable.
(f)    (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).
 (2) Not applicable.
 (3) Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the "Audit Committee"), Dr. Jerry B. Farley.  Dr. Farley is "independent," meaning that he is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).  Dr. Farley qualifies as an audit committee financial expert by virtue of his experience at educational institutions, where his business responsibilities have included all aspects of financial management and reporting.
 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.
(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $122,421 and $135,880 for the fiscal years ending September 30, 2017 and September 30, 2016, respectively.
(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending September 30, 2017 and September 30, 2016, respectively.
The registrant's principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant's last two fiscal years.
(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $26,710 and $31,146 for the fiscal years ending September 30, 2017 and September 30, 2016, respectively.
The registrant's principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant's last two fiscal years.
(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 and $0 for the fiscal years ending September 30, 2017 and September 30, 2016, respectively.
The registrant's principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant's last two fiscal years.
 (e)  Audit Committee Pre-Approval Policies and Procedures.
(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant's investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee's revised Audit Committee Charter contain the Audit Committee's Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any services, other than "prohibited non-audit services," to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, "Identified Services"):

    Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management's identification of passive foreign investment companies (PFICs) for tax purposes

•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund's utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099
o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends

o	Conduct training sessions for the Adviser's internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.
(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.
(e)
All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer ("CAO") of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter.  The Trust's CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3. Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.
(b)
For non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $26,710 and $31,146 for the fiscal years ending September 30, 2017 and September 30, 2016, respectively.
(h)  Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a) The Audit Committee was established as a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.
(b) Not applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)(1) Code of Ethics for Chief Executive and Senior Financial Officers.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:       /s/ Amy J. Lee
Name:  Amy J. Lee
Title:    President, Chief Executive Officer and Chief Legal Officer Date:
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Amy J. Lee
Name:  Amy J. Lee
Title:    President, Chief Executive Officer and Chief Legal Officer
Date:    November 29, 2017
By:       /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:    November 29, 2017